INCOME PORTFOLIOS
& EQUITY PORTFOLIO

Bond Portfolio
Short Term Yield Portfolio
Equity Portfolio

PROSPECTUS

Investment Shares

Institutional Shares

BayBanks Investment Management, Inc.
Investment Adviser

Federated Securities Corp.
Distributor

March 1, 1996

[LOGO] Printed on recycled paper

G00981-01 (2/96)
Z00411

Mutual Funds At BayBank

BayFunds


BAYFUNDS
INCOME FUNDS AND EQUITY FUND
INVESTMENT SHARES AND INSTITUTIONAL SHARES

PROSPECTUS

The shares offered in this prospectus represent interests in the INVESTMENT SHARES and INSTITUTIONAL SHARES ("Shares") of the following income and equity portfolios of BayFunds, an open-end, management investment company (a mutual fund):

INCOME FUNDS
  - BAYFUNDS BOND PORTFOLIO
  - BAYFUNDS SHORT TERM YIELD PORTFOLIO

EQUITY FUND
  - BAYFUNDS EQUITY PORTFOLIO

This prospectus relates only to the INCOME FUNDS and EQUITY FUND (individually referred to as a "Fund" or collectively as the "Funds"). The Funds offer a convenient means of accumulating an interest in a professionally managed, diversified portfolio of securities. INVESTMENT SHARES of the Funds are sold primarily to individuals who purchase Shares through BayBanks and its affiliates. INSTITUTIONAL SHARES of the Funds are offered primarily to trusts, fiduciaries and other institutions. Shareholders can invest, reinvest, or redeem Shares with no sales loads or redemption fees imposed by the Funds. Shareholders have access to other portfolios in BayFunds.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT ENDORSED OR GUARANTEED BY BAYBANKS, INC., OR ITS SUBSIDIARIES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Funds. Keep this prospectus for future reference.

The Funds have also filed a combined Statement of Additional Information dated March 1, 1996, with the Securities and Exchange Commission. The information contained in the combined Statement of Additional Information is incorporated by reference into this prospectus. To request a copy of the combined Statement of Additional Information or a paper copy of this prospectus (if you have received your prospectus electronically), free of charge, shareholders of INVESTMENT SHARES can call toll-free 1-800-BAY-FUND (1-800-229-3863) and shareholders of INSTITUTIONAL SHARES may call toll-free 1-800-462-9999 ext. 4589 during normal business hours.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 1, 1996

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                               TABLE OF CONTENTS

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                                   KEY FACTS

General Information..........................................................  1
Summary of Fund Expenses.....................................................  2
Financial Highlights.........................................................  6

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                  MATCHING THE FUNDS TO YOUR INVESTMENT NEEDS

Investment Objective and Policies............................................. 8
     Bond Fund................................................................ 8
     Short Term Yield Fund.................................................... 9
     Equity Fund............................................................. 10

Portfolio Investments........................................................ 10
Investment Limitations....................................................... 17

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                               SHAREHOLDER MANUAL

Pricing of Shares............................................................ 18
How to Buy Investment Shares................................................. 19
How to Exchange Investment
   Shares.................................................................... 21
How to Redeem Investment
   Shares.................................................................... 22
How to Buy Institutional Shares.............................................. 24
How to Exchange Institutional
   Shares.................................................................... 24
How to Redeem Institutional
   Shares.................................................................... 25

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                     ADDITIONAL INFORMATION YOU SHOULD KNOW

Minimum Balance.............................................................. 26
Dividends and Distributions.................................................. 26
Tax Information.............................................................. 27
Performance Information...................................................... 27
Management, Distribution and
   Administration............................................................ 28
Code of Ethics Compliance.................................................... 32

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                                   KEY FACTS

GENERAL INFORMATION

BayFunds offers you a convenient and affordable way to participate in five separate, professionally managed, diversified investment portfolios with distinct investment objectives and policies. This prospectus relates only to the INVESTMENT SHARES and INSTITUTIONAL SHARES of BAYFUNDS BOND PORTFOLIO ("BOND FUND"), BAYFUNDS SHORT TERM YIELD PORTFOLIO ("SHORT TERM YIELD FUND"), and BAYFUNDS EQUITY PORTFOLIO ("EQUITY FUND") (individually, a "Fund" and collectively, the "Funds").

----------------------------------------------------

    -    BAYFUNDS BOND PORTFOLIO SEEKS TO
         ACHIEVE HIGH CURRENT INCOME AND CAPITAL
         APPRECIATION BY INVESTING, UNDER NORMAL
         MARKET AND ECONOMIC CONDITIONS, AT
         LEAST 65% OF THE VALUE OF ITS TOTAL
         ASSETS IN BONDS. THE FUND WILL MAINTAIN
         A DOLLAR-WEIGHTED AVERAGE MATURITY OF
         TWELVE YEARS OR LESS.

    -    BAYFUNDS SHORT TERM YIELD PORTFOLIO
         SEEKS A HIGH LEVEL OF CURRENT INCOME
         CONSISTENT WITH PRESERVATION OF CAPITAL
         BY INVESTING IN A DIVERSIFIED PORTFOLIO
         OF HIGH-GRADE DEBT OBLIGATIONS. THE
         FUND WILL MAINTAIN A DOLLAR-WEIGHTED
         AVERAGE PORTFOLIO MATURITY OF THREE
         YEARS OR LESS.

    -    BAYFUNDS EQUITY PORTFOLIO SEEKS TO PRO-
         VIDE LONG-TERM CAPITAL APPRECIATION BY
         INVESTING, UNDER NORMAL MARKET AND
         ECONOMIC CONDITIONS, AT LEAST 65% OF
         ITS ASSETS IN A BROADLY DIVERSIFIED
         PORTFOLIO OF EQUITY SECURITIES, WITH
         CURRENT INCOME AS A SECONDARY
         INVESTMENT CONSIDERATION.
----


As of the date of this prospectus, BayFunds offers shares in two other portfolios:

- BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO seeks to provide current income consistent with stability of principal and liquidity by investing in a portfolio consisting primarily of short-term U.S. Treasury obligations with remaining maturities of 397 days or less.

- BAYFUNDS MONEY MARKET PORTFOLIO seeks to provide current income consistent with stability of principal and liquidity by investing in a portfolio of money market instruments with remaining maturities of 397 days or less.


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                     BAYFUNDS INCOME AND EQUITY PORTFOLIOS

                 SUMMARY OF FUND EXPENSES -- INVESTMENT SHARES

                        SHAREHOLDER TRANSACTION EXPENSES

                                                                        SHORT TERM
                                                          BOND            YIELD             EQUITY
                                                          FUND             FUND              FUND
                                                          ----          ----------          ------
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)..................   None             None              None
Maximum Sales Load Imposed on Reinvested Dividends (as
  a percentage of offering price)......................   None             None              None
Contingent Deferred Sales Charge (as a percentage
  of original purchase price or redemption proceeds,
  as applicable).......................................   None             None              None
Redemption Fees (as a percentage of amount redeemed, if
  applicable)..........................................   None             None              None
Exchange Fee...........................................   None             None              None


                           ANNUAL OPERATING EXPENSES
                    (as a percentage of average net assets)

                                                                        SHORT TERM
                                                          BOND            YIELD             EQUITY
                                                          FUND             FUND              FUND
                                                          ----          ----------          ------
Management Fee.........................................   0.60%            0.50%             0.70%
12b-1 Fee..............................................   None             None              None
Total Other Expenses...................................   0.58%            0.62%             0.53%
     Shareholder Servicing Fees..................  0.25%         0.25%               0.25%
     Other Expenses..............................  0.33%         0.37%               0.28%
          Total Operating Expenses.....................   1.18%            1.12%             1.23%


The Annual Operating Expenses for the Bond Fund, Short Term Yield Fund, and Equity Fund were 1.29%, 1.11%, and 1.30%, respectively, for the fiscal year ended December 31, 1995. The Annual Operating Expenses in the table above are based on expenses expected to be incurred during the fiscal year ending December 31, 1996.

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                     BAYFUNDS INCOME AND EQUITY PORTFOLIOS

           SUMMARY OF FUND EXPENSES -- INVESTMENT SHARES (CONTINUED)

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Bond Fund, Short Term Yield Fund, and Equity Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Additional Information You Should Know." Wire-transferred redemptions may be subject to additional fees.

                              EXAMPLE:
            You would pay the following expenses on a $1,000                 SHORT
              investment assuming (1) 5% annual return and                    TERM
           (2) redemption at the end of each time period. The         BOND   YIELD    EQUITY
                    Funds charge no redemption fees.                  FUND    FUND     FUND
                                                                      ----   ------   ------
1 Year..............................................................  $ 12    $ 11     $ 13
3 Years.............................................................  $ 37    $ 36     $ 39
5 Years.............................................................  $ 65    $ 62     $ 68
10 Years............................................................  $143    $136     $149


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


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------------------------------------------------------

                     BAYFUNDS INCOME AND EQUITY PORTFOLIOS

                SUMMARY OF FUND EXPENSES -- INSTITUTIONAL SHARES

                        SHAREHOLDER TRANSACTION EXPENSES

                                                                      SHORT TERM
                                                           BOND         YIELD          EQUITY
                                                           FUND          FUND           FUND
                                                           ----       ----------       ------
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)..................    None          None           None
Maximum Sales Load Imposed on Reinvested Dividends (as
  a percentage of offering price)......................    None          None           None
Contingent Deferred Sales Charge (as a percentage of
  original purchase price or redemption proceeds, as
  applicable)..........................................    None          None           None
Redemption Fees (as a percentage of amount redeemed, if
  applicable)..........................................    None          None           None
Exchange Fee...........................................    None          None           None


                           ANNUAL OPERATING EXPENSES
                    (as a percentage of average net assets)

                                                                      SHORT TERM
                                                           BOND         YIELD          EQUITY
                                                           FUND          FUND           FUND
                                                           ----       ----------       ------
Management Fee.........................................    0.60%         0.50%          0.70%
12b-1 Fee..............................................    None          None           None
Total Other Expenses...................................    0.33%         0.37%          0.28%
          Total Operating Expenses.....................    0.93%         0.87%          0.98%


The Annual Operating Expenses for the Bond Fund, Short Term Yield Fund, and Equity Fund were 1.04%, 0.86%, and 1.05%, respectively, for the fiscal year ended December 31, 1995. The Annual Operating Expenses in the table above are based on expenses expected to be incurred during the fiscal year ending December 31, 1996.

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------------------------------------------------------

                     BAYFUNDS INCOME AND EQUITY PORTFOLIOS

          SUMMARY OF FUND EXPENSES -- INSTITUTIONAL SHARES (CONTINUED)

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Bond Fund, Short Term Yield Fund, and Equity Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Additional Information You Should Know." Wire-transferred redemptions may be subject to additional fees.

                              EXAMPLE:
            You would pay the following expenses on a $1,000                 SHORT
              investment assuming (1) 5% annual return and                    TERM
           (2) redemption at the end of each time period. The         BOND   YIELD    EQUITY
                    Funds charge no redemption fees.                  FUND    FUND     FUND
                                                                      ----   ------   ------
1 Year..............................................................  $  9    $  9     $ 10
3 Years.............................................................  $ 30    $ 28     $ 31
5 Years.............................................................  $ 51    $ 48     $ 54
10 Years............................................................  $114    $107     $120


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


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                     BAYFUNDS INCOME AND EQUITY PORTFOLIOS

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated February 9, 1996, on the Funds' financial statements for the year ended December 31, 1995 and on the following table for the periods presented, is included in the Annual Report to Shareholders dated December 31, 1995, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                                                                                               DIVIDENDS TO
                                                                            DIVIDENDS TO                       SHAREHOLDERS
                   NET ASSET                   NET REALIZED                 SHAREHOLDERS    DISTRIBUTIONS        FROM NET
                     VALUE,         NET       AND UNREALIZED   TOTAL FROM     FROM NET     IN EXCESS OF NET   REALIZED GAIN
   YEAR ENDED     BEGINNING OF   INVESTMENT   GAIN/(LOSS) ON   INVESTMENT    INVESTMENT       INVESTMENT      ON INVESTMENT
  DECEMBER 31,       PERIOD        INCOME      INVESTMENTS     OPERATIONS      INCOME           INCOME         TRANSACTIONS
----------------  ------------   ----------   --------------   ----------   ------------   ----------------   --------------
INVESTMENT SHARES
BAYFUNDS BOND PORTFOLIO
1993(a)              $10.00         0.55            0.24           0.79         (0.55)             --              (0.10)
1994                 $10.14         0.49           (0.73)         (0.24)        (0.49)             --                 --
1995                 $ 9.41         0.57            0.90           1.47         (0.57)             --                 --
BAYFUNDS SHORT TERM YIELD PORTFOLIO
1993(a)              $10.00         0.48           (0.09)          0.39         (0.48)             --                 --
1994                 $ 9.91         0.43           (0.76)         (0.33)        (0.43)             --                 --
1995                 $ 9.15         0.53            0.13           0.66         (0.53)             --                 --
BAYFUNDS EQUITY PORTFOLIO
1993(a)              $10.00         0.14            0.98           1.12         (0.14)             --                 --
1994                 $10.98         0.09           (0.44)         (0.35)        (0.09)             --                 --
1995                 $10.54         0.07            3.32           3.39         (0.07)           0.00(b)           (0.82)
INSTITUTIONAL SHARES
BAYFUNDS BOND PORTFOLIO
1994                 $10.14         0.52           (0.73)         (0.21)        (0.52)             --                 --
1995                 $ 9.41         0.60            0.90           1.50         (0.60)             --                 --
BAYFUNDS SHORT TERM YIELD PORTFOLIO
1994                 $ 9.91         0.45           (0.76)         (0.31)        (0.45)             --                 --
1995                 $ 9.15         0.55            0.13           0.68         (0.55)             --                 --
BAYFUNDS EQUITY PORTFOLIO
1994                 $10.98         0.11           (0.44)         (0.33)        (0.11)             --                 --
1995                 $10.54         0.10            3.32           3.42         (0.10)           0.00(b)           (0.82)


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(a) Reflects operations for the period from January 29, 1993 (date of initial public investment) to December 31, 1993.

(b) Distribution in excess of net investment income was a result of certain book and tax timing differences. This distribution does not represent a return of capital for federal income tax purposes, and did not round to a penny.

(c) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(d) Computed on an annualized basis.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Funds' performance is contained in the Annual Report dated December 31, 1995, which can be obtained free of charge.


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
                  NET ASSET
                   VALUE,                                      NET              EXPENSE           NET ASSETS,      PORTFOLIO
    TOTAL          END OF         TOTAL                     INVESTMENT          WAIVER/          END OF PERIOD     TURNOVER
DISTRIBUTIONS      PERIOD       RETURN (C)     EXPENSES       INCOME       REIMBURSEMENT (E)     (000 OMITTED)       RATE
-------------     ---------     ----------     --------     ----------     -----------------     -------------     --------
(0.65)             $ 10.14          7.97%        0.70%(d)      5.84%(d)           0.23%(d)         $  78,080           74%
(0.49)             $  9.41         (2.37%)       1.19%         5.09%                --             $   5,136          134%
(0.57)             $ 10.31         16.08%        1.29%         5.80%                --             $   6,757          161%
(0.48)             $  9.91          3.96%        0.60%(d)      5.19%(d)           0.16%(d)         $ 173,301           98%
(0.43)             $  9.15         (3.43%)      1.04%          4.42%                --             $  34,993          148%
(0.53)             $  9.28          7.37%        1.11%         5.75%                --             $  21,101          167%
(0.14)             $ 10.98         11.28%        0.75%(d)      1.56%(d)           0.24%(d)         $ 111,687           81%
(0.09)             $ 10.54         (3.23%)       1.26%         0.81%                --             $  28,903          108%
(0.89)             $ 13.04         32.24%        1.30%         0.56%                --             $  31,543           76%
(0.52)             $  9.41         (2.14%)       0.99%         5.29%                --             $  56,619          134%
(0.60)             $ 10.31         16.36%        1.04%         6.06%                --             $  55,675          161%
(0.45)             $  9.15         (3.19%)       0.80%         4.66%                --             $  56,511          148%
(0.55)             $  9.28          7.64%        0.86%         6.00%                --             $  40,196          167%
(0.11)             $ 10.54         (2.98%)       1.02%         1.05%                --             $  78,312          108%
(0.92)             $ 13.04         32.59%        1.05%         0.81%                --             $  88,216           76%


--------------------------------------------------------------------------------


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                             MATCHING THE FUNDS TO
                             YOUR INVESTMENT NEEDS

-----------------------------------------------

    IF YOU ARE SEEKING HIGH CURRENT INCOME
    AND CAPITAL APPRECIATION, THEN THE BOND
    FUND MAY BE A SUITABLE INVESTMENT.

    IF YOU ARE SEEKING HIGH CURRENT INCOME
    AND GREATER PRICE STABILITY THAN A
    LONG-TERM BOND FUND PROVIDES, THEN THE
    SHORT TERM YIELD FUND MAY BE A SUITABLE
    INVESTMENT. THE AVERAGE MATURITY OF THE
    FUND'S HOLDINGS WILL BE KEPT TO THREE
    YEARS OR LESS IN ORDER TO LIMIT
    FLUCTUATIONS IN SHARE PRICE.

    IF YOU ARE SEEKING LONG-TERM CAPITAL
    APPRECIATION AND CURRENT INCOME IS NOT
    YOUR PRIMARY CONSIDERATION, THEN THE
    EQUITY FUND MAY BE A SUITABLE INVEST-
    MENT.
----


INVESTMENT OBJECTIVE AND POLICIES

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

For additional information about the investment strategies that the Funds may employ, and certain investment policies mentioned below, please refer to the "Portfolio Investments" section of this prospectus and the combined Statement of Additional Information.

BOND FUND

The investment objective of the BOND FUND is high current income and capital appreciation. Under normal market and economic conditions, the Fund pursues its investment objective by investing at least 65% of the value of its total assets in bonds. The Fund intends to maintain a dollar-weighted average portfolio maturity of twelve years or less.

-----------------------------------------------

    THE BOND FUND BUYS ONLY INVESTMENT
    GRADE U.S. DOLLAR-DENOMINATED DEBT
    OBLIGATIONS.
----


ACCEPTABLE INVESTMENTS. The investment grade debt securities in which the BOND FUND invests are rated by one or more nationally recognized statistical rating organizations ("NRSROs") in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co. ("D&P"), or Fitch Investor Services, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's")). The BOND FUND may purchase commercial paper rated by one or more NRSROs in their highest category at the time of purchase (e.g., A-1 by S&P, Prime-1 by Moody's, D-1 by D&P, or F-1 by Fitch). The BOND FUND may also invest in unrated debt securities that are determined by its investment adviser to be of comparable quality to securities having such ratings. Acceptable investments include the following:

- Government Securities (as defined below);
- domestic issues of corporate debt obligations;
- asset-backed securities rated in one of the two highest ratings categories by an NRSRO, or if unrated, of comparable quality in the judgment of the adviser;
- U.S. dollar-denominated debt obligations of foreign issuers;
- certificates of deposit, demand and time deposits, savings shares, bankers' acceptances, deposit notes and other instruments of domestic and foreign banks, savings associations and other deposit or thrift institutions;
- commercial paper;
- repurchase agreements;
- money market instruments; and
- money market mutual funds.

The adviser attempts to manage the BOND FUND'S total performance, which includes both changes in principal value of the BOND FUND'S portfolio and income earned, by anticipating opportunities in the capital markets and risks of changes in market interest rates. When the adviser expects that market interest rates may decline, which would cause prices of outstanding bonds to rise, it generally extends the average maturity of the BOND FUND'S portfolio. When the adviser expects that market interest rates may rise, which would cause prices of outstanding bonds to decline, it generally shortens the average maturity of the BOND FUND'S portfolio. Further, the adviser attempts to improve the BOND FUND'S total return by weighing the relative value of alternative bond issues having similar maturities in selecting portfolio securities. By actively managing the BOND FUND'S portfolio in this manner, the adviser seeks to provide capital appreciation during periods of falling interest rates and protection against capital depreciation during periods of rising rates.

SHORT TERM YIELD FUND

The investment objective of the SHORT TERM YIELD FUND is a high level of current income consistent with preservation of capital. Under normal market and economic conditions, the Fund pursues its investment objective by investing in a diversified portfolio of high-grade debt obligations, which may include bonds, notes, debentures, asset-backed and mortgage-backed securities, commercial paper, bank instruments, and money market instruments. The Fund will maintain a dollar-weighted average portfolio maturity of three years or less.

-----------------------------------------------

    THE SHORT TERM YIELD FUND BUYS ONLY
    HIGH-GRADE U.S. DOLLAR-DENOMINATED DEBT
    OBLIGATIONS.
----


ACCEPTABLE INVESTMENTS. The high-grade debt obligations in which the SHORT TERM YIELD FUND invests are rated by one or more NRSROs in one of the three highest rating categories at the time of purchase (e.g., AAA, AA or A by S&P, D&P, or Fitch, or Aaa, Aa or A by Moody's). The SHORT TERM YIELD FUND may purchase commercial paper rated by one or more NRSROs in one of their two highest categories at the time of purchase (e.g., A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, D-1 or D-2 by D&P, or F-1 or F-2 by Fitch). The SHORT TERM YIELD FUND may also invest in unrated debt securities that are determined by its adviser to be of comparable quality to securities having such ratings. The SHORT TERM YIELD FUND will limit its investment in commercial paper rated in the second highest rating category by one or more NRSROs to not more than 10% of net assets.

Acceptable investments include the following:

  - Government Securities (as defined below);

  - corporate debt obligations, including medium-term notes and variable rate demand notes;

  - asset-backed securities rated in one of the two highest ratings categories by a NRSRO, or if unrated, of comparable quality in the judgment of the adviser;

  - commercial paper (including Canadian Commercial Paper and Europaper);

  - certificates of deposit, demand and time deposits, savings shares, bankers' acceptances, deposit notes and other instruments of domestic and foreign banks, savings associations and other deposit or thrift institutions;

  - medium and short-term credit facilities, including demand notes and participations in revolving credit facilities;

  - U.S. dollar-denominated debt obligations of foreign issuers;

  - repurchase agreements;

  - money market instruments; and

  - money market mutual funds.

EQUITY FUND

The investment objective of the EQUITY FUND is long-term capital appreciation. Current income is a secondary consideration in the selection of investments. Under normal market and economic conditions, the Fund pursues its investment objective by investing at least 65% of the value of its total assets in a broadly diversified portfolio of equity securities. The stock selection process emphasizes the securities of those companies which the EQUITY FUND'S adviser believes offer the potential for long-term, above-average capital appreciation. In making portfolio investments, the adviser assesses characteristics such as financial condition, earnings momentum, earnings variability, trading liquidity, market valuation, potential for capital gains, and other investment criteria. Securities of other companies may be attractive in the pursuit of investment value across all sectors of the stock market, or by virtue of other economic or financial factors the adviser deems important in the pursuit of the EQUITY FUND'S investment objective.

ACCEPTABLE INVESTMENTS. Acceptable investments include the following:

  - common stocks of U.S. or foreign companies which are either listed on domestic or foreign exchanges or traded in over-the-counter markets (including American Depository Receipts), preferred stock of such companies, warrants, and securities convertible into or exchangeable for common stock of such companies;

  - stock index futures;

  - fixed rate notes and bonds and adjustable and variable rate notes of companies whose common stock the Fund may acquire;

  - zero coupon convertible securities;

  - certificates of deposit, demand and time deposits, savings shares, bankers' acceptances, deposit notes and other instruments of domestic and foreign banks, savings associations and other deposit or thrift institutions;

  - repurchase agreements;

 - money market instruments; and

- money market mutual funds.

PORTFOLIO INVESTMENTS

GOVERNMENT SECURITIES. Except as noted under "Temporary Investments," only the BOND FUND and SHORT TERM YIELD FUND may purchase obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"). The types of Government Securities in which these Funds may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by
U.S. government agencies or instrumentalities. These securities are backed by:

  - the full faith and credit of the U.S. Treasury;

  - the issuer's right to borrow from the U.S. Treasury;

  - the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

  - the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

  - Federal Home Loan Banks;

  - Federal Home Loan Mortgage Corporation ("FHLMC");

  - Farm Credit Banks;

  - The Student Loan Marketing Association; and Federal National Mortgage Association ("FNMA").

     ZERO-COUPON AND STRIPPED TREASURY SECURITIES. The BOND FUND and SHORT TERM YIELD FUND may invest in zero-coupon and stripped Treasury securities. Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

     The Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Funds will be able to have beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

VARIABLE RATE DEMAND NOTES. The SHORT TERM YIELD FUND may purchase variable rate demand notes, which are long-term corporate debt instruments that have variable or floating interest rates and provide the SHORT TERM YIELD FUND with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow the SHORT TERM YIELD FUND to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the SHORT TERM YIELD FUND to tender the security at the time of each interest rate adjustment or at other fixed intervals.

ASSET-BACKED SECURITIES. The BOND FUND and SHORT TERM YIELD FUND may purchase asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government related and private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different tranches of debt securities, with some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the BOND FUND and the SHORT TERM YIELD FUND receive from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.

Prepayments may result in a capital loss to the BOND FUND and the SHORT TERM YIELD FUND to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the BOND FUND and the SHORT TERM YIELD FUND, which would be taxed as ordinary income when distributed to the shareholders.

The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

NON-MORTGAGE RELATED ASSET-BACKED SECURITIES. The BOND FUND and the SHORT TERM YIELD FUND may invest in non-mortgage related asset-backed securities, including interests in pools of receivables, such as credit card and accounts receivable and motor vehicle and other installment purchase obligations and leases. These securities may be in the form of pass-through instruments or asset-backed obligations. The securities are issued by non-governmental entities and carry no direct or indirect U.S. government guarantee.

Non-mortgage related asset-backed securities present certain risks that are not presented by mortgage-related asset-backed securities described below. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain the possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MORTGAGE-RELATED ASSET-BACKED SECURITIES. The BOND FUND and the SHORT TERM YIELD FUND may also invest in various mortgage-related asset-backed securities. These types of investments may include adjustable rate mortgage securities, collateralized mortgage obligations, real estate mortgage investment conduits, or other securities collateralized by or representing an interest in real estate mortgages (collectively, "mortgage securities"). Many mortgage securities are issued or guaranteed by U.S. government agencies.

     ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMS in which the BOND FUND and the SHORT TERM YIELD FUND invest are issued by the Government National Mortgage Association ("GNMA"), FNMA, and FHLMC and are actively traded. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but may be collateralized by whole loans or private pass-through securities.

     The BOND FUND and the SHORT TERM YIELD FUND may invest in CMOs which are rated AAA by a NRSRO, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

OBLIGATIONS OF FOREIGN ISSUERS. The BOND FUND and the SHORT TERM YIELD FUND may invest in debt obligations of foreign issuers which are U.S. dollar-denominated and traded on domestic or foreign exchanges or in the over-the-counter market, including American Depositary Receipts
("ADRs"). In addition, the EQUITY FUND may invest in debt obligations and equity securities of foreign issuers which are U.S. dollar-denominated and traded on domestic or foreign exchanges or, in the over-the-counter market, including ADRs. Obligations of foreign issuers may include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (World Bank), European Investment Bank, Asian Development Bank and InterAmerican Development Bank. Different risks may also exist with respect to investments of foreign banks because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Funds' adviser in selecting investments for the Funds. As a matter of practice, the EQUITY FUND will not invest in the securities of a foreign issuer if the risks associated with such investment appear substantial. (See the combined Statement of Additional Information for additional risk disclosure on non-ADR foreign obligations.)

RESTRICTED AND ILLIQUID SECURITIES. The Funds may invest in restricted securities. Restricted securities are any securities in which the Funds may otherwise invest pursuant to their investment objectives and policies, but which are subject to restriction on resale under federal securities law. Such restrictions often impact the marketability of the investment. However, the Funds will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options (in the case of the EQUITY FUND), and repurchase agreements providing for settlement in more than seven days after notice, to 15% of their respective net assets.

The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Funds intend to not subject such paper to the limitation applicable to restricted securities.

REPURCHASE AGREEMENTS. Certain securities in which the Funds invest may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Funds, the Funds could receive more or less than the repurchase price on any sale of such securities.

REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and not for investment leverage purposes. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date, marked to market daily, and maintained until the transaction is settled.

The use of reverse repurchase agreements may enable the Funds to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Funds will be able to avoid selling portfolio instruments at a disadvantageous time.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Funds may purchase securities on a when issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Funds may pay more or less than the market value of the securities on the settlement date.

The Funds may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Funds may lend their portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Funds will limit the amount of portfolio securities they may lend to not more than one-third of their respective total assets. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Funds on a timely basis and the Funds may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

TEMPORARY INVESTMENTS. For defensive purposes only, the Funds may also invest in cash and cash items during times of unusual market conditions and to maintain liquidity. Cash items may include short-term obligations such as:

  - with respect to the BOND FUND and the EQUITY FUND, commercial paper rated A-1 by S&P, Prime-1 by Moody's D-1 by D&P, or F-1 by Fitch;

  - with respect to the SHORT TERM YIELD FUND, commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, D-1 or D-2 by D&P, or F-1 or F-2 by Fitch;

  - Government Securities; and

  - repurchase agreements.

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    THE BOND FUND'S DOLLAR-WEIGHTED AVER-
    AGE PORTFOLIO MATURITY WILL NOT EXCEED
    TWELVE YEARS. THE SHORT TERM YIELD
    FUND'S DOLLAR-WEIGHTED AVERAGE
    PORTFOLIO MATURITY WILL NOT EXCEED
    THREE YEARS.
----


AVERAGE PORTFOLIO MATURITY. None of the Funds maintain a stable net asset value.
However, to the extent consistent with the BOND FUND'S investment objective of high current income and capital appreciation, the adviser will seek to limit the magnitude of fluctuations in the BOND FUND'S net asset value by limiting the dollar-weighted average maturity of the BOND FUND'S portfolio to twelve years or less. Similarly, to the extent consistent with the SHORT TERM YIELD FUND'S investment objective of current income, the adviser will seek to limit the magnitude of fluctuations in the SHORT TERM YIELD FUND'S net asset value by limiting the dollar-weighted average maturity of the SHORT TERM YIELD FUND'S portfolio to three years or less. Securities with shorter maturities generally have less price movement than securities of comparable quality with longer maturities. In periods of anticipated rising interest rates, a greater portion of the assets of the BOND FUND and the SHORT TERM YIELD FUND may be invested in securities the value of which are believed to be less sensitive to interest rate changes. However, the prices of fixed income securities fluctuate inversely to the direction of interest rates.

PORTFOLIO TURNOVER. Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities in a FUND'S portfolio will be sold whenever the adviser believes it is appropriate to do so in light of a Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser does not anticipate that the annual portfolio turnover rate will generally exceed 200% for the BOND FUND, 200% for the SHORT
TERM YIELD FUND, or 150% for the EQUITY FUND under normal market conditions. The high portfolio turnover rates may lead to increased costs and may also result in higher taxes paid by the Funds' shareholders.

RATINGS. As noted above, the BOND FUND only may invest in debt securities that are investment grade; that is, rated Baa or higher by Moody's, or BBB or higher by S&P, D&P, or Fitch, or, if unrated, judged by the adviser to be of comparable quality. Moody's, S&P, D&P, and Fitch believe that securities rated Baa or BBB, while of investment grade, have speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. If an investment grade security loses its rating or has its rating reduced after the BOND FUND has purchased it, the BOND FUND is not required to sell the security from its portfolio; however, the adviser will endeavor to dispose of the security as soon as practicable thereafter, taking into account existing market conditions.

Downgrades of ratings of debt securities purchased by the SHORT TERM YIELD FUND and EQUITY FUND will be evaluated on a case by case basis by the adviser. The adviser will determine whether or not the downgraded security continues to be an acceptable investment. If not, the security will be sold.

FUTURES AND OPTIONS TRANSACTIONS. The EQUITY FUND may engage in the following futures and options transactions.

WRITING COVERED OPTIONS. The EQUITY FUND may write (i.e., sell) covered call options. By writing a call option, the EQUITY FUND becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.

     THE EQUITY FUND MAY ONLY WRITE "COVERED" CALL OPTIONS. This means that so long as the EQUITY FUND is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the EQUITY FUND might own substantially similar U.S. Treasury bills.

     The principal reason for writing call options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The EQUITY FUND receives a premium from writing a call option which it retains whether or not the option is exercised. By writing a call option, the EQUITY FUND might lose the potential for gain on the underlying security while the option is open.
     Prior to the exercise of an option, the EQUITY FUND has the right to buy out the option position at the then prevailing price.

  FUTURES CONTRACTS. The EQUITY FUND may purchase and sell stock index futures contracts to hedge all or a portion of its portfolio against changes in the price of its portfolio securities, but will not engage in futures transactions for speculative purposes.

  FUTURES AND OPTIONS TRADING MARKETS. Futures and options in which the EQUITY
  FUND will trade must be listed on national securities exchanges. Exchanges on which such options currently are traded are the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges.

     RISKS. When the EQUITY FUND writes a covered call option, the EQUITY FUND risks not participating in any rise in the value of the underlying security. When the EQUITY FUND uses futures as a hedging device, there is a risk that the prices of the securities subject to the futures contract may not correlate perfectly with the prices of the securities in the EQUITY
     FUND'S portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate and stock price movements. In these events, the EQUITY FUND may lose money on the futures contract.

     It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the adviser will consider liquidity before entering into transactions, there is no assurance that a liquid secondary market will exist for any particular futures contract at any point in time. The EQUITY FUND'S ability to establish and close out futures positions depends on this secondary market.

     The EQUITY FUND may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the EQUITY FUND'S existing futures positions and premiums paid for related options would exceed 5% of the market value of the EQUITY FUND'S total assets.

INVESTMENT LIMITATIONS

The Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Funds may borrow
(either directly or through
reverse repurchase agreements) up to one-third of the value of their respective total assets and pledge up to 15% of the value of those assets to secure such borrowings.

With respect to 75% of the value of total assets, each Fund will invest no more than 5% in securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S.
government securities.

The above limitations cannot be changed without shareholder approval.

                          ------------------------------------------------------

                               SHAREHOLDER MANUAL

PRICING OF SHARES
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    THE TERM "NET ASSET VALUE" PER SHARE
    REFERS TO THE VALUE OF ONE FUND SHARE.
----


Each Fund's net asset value per share fluctuates. Net asset value per share for purposes of pricing purchases and redemptions is calculated by dividing the market value of all securities and other assets belonging to a Fund, less the liabilities charged to the Fund, by the number of outstanding shares of the Fund. The net asset value for INVESTMENT SHARES of a Fund may be less than that of INSTITUTIONAL SHARES of a Fund due to the variance in daily net income realized by each class as a result of shareholder servicing fees incurred by the INVESTMENT SHARES. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The Funds offer Shares only on days on which the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business ("Business Days"). In addition to the holidays listed above, other non-Business Days include
Martin Luther King Day, Columbus Day and Veteran's Day. If BayBank Systems, Inc. (the "Shareholder Servicing Agent") receives your purchase order on a non-Business Day, the order will not be executed until the next Business Day in accordance with the Distributor's procedures. The Funds and the Distributor reserve the right to reject any purchase request.

WHEN PURCHASES ARE EFFECTIVE. When a purchase order is received in good order and accepted by a Fund from DST Systems, Inc. (the "Transfer Agent") by 4:00 p.m. (Eastern time) on a Business Day, it will be executed at the net asset value next determined. The Transfer Agent will not communicate purchase orders to the Fund until the Shareholder Servicing Agent has received the purchase price in Federal funds or other immediately available funds. When Shares are purchased by check, the order is considered received when the check is converted into Federal funds, normally within two Business Days. BayBanks (as defined later) acts as the shareholder's agent in depositing checks and converting them to Federal funds. Texas residents must purchase Shares of the Funds through the Distributor at 1-800-356-2805.

HOW TO BUY INVESTMENT SHARES

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    INVESTMENT SHARES ARE SOLD "NO-LOAD" --
    WITHOUT A SALES LOAD. YOUR MINIMUM
    INITIAL INVESTMENT IS ONLY $2,500, OR
    $500 IF YOU PARTICIPATE IN THE
    AUTOMATIC INVESTMENT PROGRAM OR INVEST
    THROUGH AN IRA.
----


MINIMUM INVESTMENT. You can become a Fund shareholder with an initial investment of $2,500, or $500 if you participate in the Automatic Investment Program or invest through an IRA. You must submit a completed application at the time of your initial purchase. Subsequent investments must be in amounts of at least $100, or if you participate in the Automatic Investment Program or invest through an IRA, the minimum for additional Investment Share purchases is $50. The Funds may waive any investment minimums from time to time. In addition, the Funds may reduce or waive investment minimums for investors purchasing through qualified BayBanks accounts.

The Shareholder Servicing Agent is responsible for prompt transmission of purchase orders to the Transfer Agent.

-----------------------------------------------

    SUBSEQUENT PURCHASES MAY BE MADE BY
    PHONE, MAIL, WIRE, OR IN PERSON THROUGH
    BAYBANKS OFFICES.
----


BY PHONE. Once you are a Fund shareholder, you may purchase INVESTMENT SHARES by phone by calling 1-800-BAY-FUND.

You must have previously authorized the specific Fund in writing to accept telephone requests. If you have not done so, call 1-800-BAY-FUND to receive the necessary form and information on this Fund feature. Each Fund uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, a Fund is not responsible for the authenticity of telephone instructions or for the losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine. For the protection of investors, all phone communications may be recorded where not otherwise prohibited by law.

The establishment of certain types of deposit account relationships with BayBanks may permit the direct deduction of your purchase price from your BayBanks deposit account. Please call 1-800-BAY-FUND to determine whether your BayBanks deposit account qualifies.


BY MAIL. If you make your initial purchase by mail, you must send a completed and signed application and a check payable to the specific Fund and class of shares, to:

  BayFunds
  P.O. Box 889
  Burlington, MA 01803

You may obtain an application by calling 1-800-BAY-FUND.

You may make subsequent investments in a Fund at any time by sending a check for a minimum of $100 ($50 if for an IRA) payable to the specific Fund and class of shares at the following address:


  BayFunds
  P.O. Box 889
  Burlington, MA 01803

You must include either (a) the detachable form that regularly accompanies confirmation of a prior transaction, (b) a subsequent order form that may be enclosed in the Fund mailing or can be obtained by calling 1-800-BAY-FUND, or
(c) a letter stating the amount of the investment, the name of the Fund and class of shares, the exact name and address of the account, and your account number.

If the check does not clear, your purchase order will be canceled and you could be held liable for associated transaction costs.

BY WIRE. If you are a Fund shareholder, you may purchase additional INVESTMENT SHARES by wire by first notifying BayBank, as agent for the Transfer Agent, by phone at 1-800-BAY-FUND and then wiring the funds as follows:

  BayBank
  ABA Number: 0110-0174-2
  Attention: Mutual Funds Services
  For Credit to: (identify the appropriate Fund -- INVESTMENT SHARES) Account 37153931
  Further Credit to: (shareholder name and account number)

THROUGH BAYBANKS OFFICES. You may place an order to purchase INVESTMENT SHARES of a Fund in person through designated BayBanks offices. Purchase orders placed through BayBanks offices typically would be received by the Transfer Agent within two Business Days. If you want more prompt processing, you should consider another method, such as "By Phone."

CORPORATE CUSTOMERS. Corporate customers of BayBanks interested in purchasing INVESTMENT SHARES should consult their account relationship managers for procedures applicable to their accounts or call 1-800-554-3311. This prospectus should be read in conjunction with any materials provided by BayBanks regarding such procedures.

-----------------------------------------------

    YOU CAN BUY INVESTMENT SHARES CONVEN-
    IENTLY THROUGH THE AUTOMATIC INVEST-
    MENT PROGRAM.
----


AUTOMATIC INVESTMENT PROGRAM. When you participate in the Automatic Investment Program, you can purchase additional INVESTMENT SHARES in minimum amounts of $50. You must previously have authorized in writing the total dollar amount to be deducted automatically from eligible BayBanks deposit accounts or your deposit account maintained at a domestic financial institution which is an automated clearing house member, and the frequency of the deductions. The funds will be invested in INVESTMENT SHARES of the specified Fund at the net asset value next determined. The Funds may reduce or waive the investment minimums for investors purchasing through qualified BayBanks accounts.

RETIREMENT PLANS. BayBanks makes available for purchase Fund INVESTMENT SHARES for investment by IRAs, rollover IRAs and Simplified Employee Pension Plans. For details, including minimum investments, application forms and other investment procedures, call 1-800-BAY-FUND.


HOW TO EXCHANGE INVESTMENT SHARES

-----------------------------------------------

    IF YOUR INVESTMENT NEEDS CHANGE, YOU
    CAN EASILY EXCHANGE A FUND'S INVESTMENT
    SHARES FOR INVESTMENT SHARES OF ANY
    OTHER BAYFUNDS PORTFOLIO AT NO CHARGE.
----


BayFunds consists of the Funds, the BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO and the BAYFUNDS MONEY MARKET PORTFOLIO. As a shareholder, you have access to the INVESTMENT SHARES of all the portfolios ("Participating Funds") of BayFunds through an exchange program. You may also purchase BayFunds Shares of Massachusetts Municipal Cash Trust with redemption proceeds of a BayFunds Portfolio by calling 1-800-BAY-FUND.

You may exchange INVESTMENT SHARES having a net asset value of at least $100 for INVESTMENT SHARES of any other Participating Fund in which you have an account. The minimum initial investment to establish an account in any other Participating Fund by exchange is $2,500, or $500 if you participate in the Automatic Investment Program or invest through an IRA. BayFunds does not charge any exchange fees.

Each exchange is considered a sale of shares of one fund and a purchase of shares of another fund. Shares submitted for exchange will be redeemed at the net asset value next determined after receipt of the exchange request by the Transfer Agent on a Business Day. INVESTMENT SHARES of the Participating Fund to be acquired will be purchased at the net asset value per share next determined on a Business Day. Transfers of money between a BayFunds Portfolio and BayFunds Shares of Massachusetts Municipal Cash Trust will be reflected as a redemption and purchase on a shareholder's account statement. In a transfer involving the BayFunds Shares of Massachusetts Municipal Cash Trust, the purchase order will be placed on the Business Day following the Business Day after which the redemption order has been executed.

If you do not have an account in the Participating Fund whose INVESTMENT SHARES you want to acquire, you must establish an account. Prior to any such exchange, you must receive a copy of the current prospectus of the INVESTMENT SHARES of the Participating Fund into which an exchange is to be effected. This account will be registered in the same name and, unless you specify otherwise, will have the same dividend and distribution payment option as you selected with your existing account. If the new account registration (name, address, and taxpayer identification number) is not identical to your existing account, please call 1-800-BAY-FUND for the necessary new account or transfer procedures.

You may find the exchange privilege useful if your investment objectives or market outlook should change after you invest in any of the INVESTMENT SHARES of Participating Funds. You may obtain further information on the exchange privilege and obtain a prospectus by calling 1-800-BAY-FUND.

The exchange privilege is available to shareholders in any state in which Participating Funds' shares being acquired may be sold.

BayFunds reserves the right to terminate the exchange privilege at any time on 60 days' notice. Shareholders will be notified if this privilege is terminated.

Depending on the circumstances, an exchange may generate a short-term or long-term capital gain or loss for federal income tax purposes.

BY PHONE. You may provide instructions for exchanges by telephone between Participating Funds by calling 1-800-BAY-FUND.

You must have previously authorized the Funds in writing to accept telephone requests. If you have not done so, call 1-800-BAY-FUND to receive the necessary form and information on this feature. Each Fund uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, a Fund is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine.

BY MAIL. You may send a written request for an exchange to:
  BayFunds
  P.O. Box 889
  Burlington, MA 01803

Your written request must include your name and tax identification number; the name of the specific Fund and class of shares; the dollar amount or number of INVESTMENT SHARES to be redeemed; the name of the Fund and class of shares in which shares are to be purchased; and your account number. Your request must be signed by the registered owner(s) exactly as required by the account application.

THROUGH BAYBANKS OFFICES. You may place an order to exchange INVESTMENT SHARES in person through designated BayBanks offices. Exchange orders received through designated BayBanks offices typically would be received by the Transfer Agent within two Business Days. For more prompt processing, you should consider another method, such as "By Phone."

HOW TO REDEEM INVESTMENT SHARES

-----------------------------------------------

    WHEN YOU SELL YOUR INVESTMENT
    SHARES -- "REDEEM" THEM -- YOU RECEIVE
    THE NET ASSET VALUE PER SHARE NEXT
    DETERMINED AFTER THE REQUEST IS
    RECEIVED BY A FUND IN PROPER FORM.
    THERE ARE NO FEES OR OTHER REDEMPTION
    CHARGES (EXCEPT FOR REDEMPTIONS BY
    WIRE). YOU MAY REDEEM SOME OR ALL OF
    YOUR INVESTMENT.
----


Each Fund redeems its INVESTMENT SHARES at the net asset value next determined after the Fund has received your redemption request from the Transfer Agent in proper form. Redemption requests can be executed only on Business Days. If your redemption request is received by the Shareholder Servicing Agent on a non-Business Day, the Transfer Agent will not communicate your redemption request to the Fund until the next Business Day.

The Funds ordinarily will make payment for INVESTMENT SHARES redeemed after proper receipt from the Transfer Agent of the redemption request and of all documents in proper form within five Business Days. Redemption proceeds may be credited to an eligible BayBanks deposit account, paid by check, or paid by wire, as you previously designated in your application.

SIGNATURE GUARANTEES. If you request a redemption for an amount in excess of $25,000 (no limitation if the proceeds are being credited to your BayBanks deposit account), a redemption of any amount to be sent to an address other than your address of record with the Fund, the transfer of the registration of INVESTMENT SHARES, or a redemption of any amount payable to someone other than yourself as the shareholder of record, your signature must be guaranteed on a written redemption request by a trust company or insured commercial bank; an insured savings association or savings bank; a member firm of a national or regional stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. BayFunds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds do not accept signatures guaranteed by a notary public. BayFunds and its Transfer Agent reserve the right to amend these standards at any time without notice. If you have a question about the proper form for redemption requests, call 1-800-BAY-FUND.

-----------------------------------------------

    YOU MAY REDEEM INVESTMENT SHARES BY
    PHONE, MAIL, WIRE, OR THROUGH BAYBANKS
    OFFICES.
----


BY PHONE. You may redeem INVESTMENT SHARES by calling 1-800-BAY-FUND. You must have previously authorized the Fund in writing to accept telephone requests. If you have not done so, call 1-800-BAY-FUND to receive the necessary form.

In the event of drastic economic or market changes, you may experience difficulty in redeeming by telephone. If this occurs, you should consider another method of redemption, such as "By Mail." The Fund uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, a Fund is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine.

BY MAIL. You may redeem INVESTMENT SHARES by submitting a written request for redemption to:

  BayFunds
  P.O. Box 889
  Burlington, MA 01803

Your written request must include your name and tax identification number, the specific Fund's name, the class of shares name, the dollar amount or number of INVESTMENT SHARES to be redeemed, and your account number. Your request must be signed by the registered owner(s) exactly as required by the account application.

BY WIRE. You may receive redemption proceeds of INVESTMENT SHARES by wire by calling 1-800-BAY-FUND. Redemption proceeds of at least $1,000 will be wired directly to the domestic commercial bank and account you previously designated in writing. You are charged a fee for each wire redemption and the fee is deducted from your redemption proceeds.

Each Fund reserves the right to wire redemption proceeds within five Business Days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund. However, the redemption order will be effected at the net asset value next determined after the redemption request is received by a Fund from the Transfer Agent in proper form. The Funds also reserve the right to terminate or modify the "By Wire" or "By Phone" redemption procedures at any time. In that event, shareholders would be promptly notified.

THROUGH BAYBANKS OFFICES. You may place an order to redeem INVESTMENT SHARES in person through designated BayBanks offices. Redemption orders received through designated BayBanks offices typically would be received by the Transfer Agent within two Business Days. For more prompt processing, you should consider another method, such as "By Phone."

BACKUP WITHHOLDING. The Internal Revenue Service requires that backup withholding of 31% apply to any redemption or exchange request on an account that has not certified its taxpayer identification number ("TIN"). Shareholders who either have not certified their number or applied for a number should be aware that backup withholding will apply to any redemption request processed prior to receipt of a TIN number and certification.

REDEMPTIONS BEFORE PURCHASE INSTRUMENTS CLEAR. If any portion of a Fund's INVESTMENT SHARES to be redeemed represents an investment made with uncollected funds, the Fund reserves the right to delay payment of proceeds until the Shareholder Servicing Agent is reasonably cer-tain that the funds have been collected, which could take up to five Business Days.

AUTOMATIC WITHDRAWAL PROGRAM. An Automatic Withdrawal Program may be established for IRA accounts only whereby automatic redemptions are made from the account and transferred electronically to an eligible BayBanks deposit account or your deposit account maintained at a domestic financial institution that is an automated clearing house member. The minimum redemption amount is $100 per month. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to INVESTMENT SHARES, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. A shareholder may apply for participation in this program by calling 1-800-BAY-FUND for further information. If a shareholder withdraws any funds from the IRA account before reaching age 59 1/2 (except certain withdrawals of excess contributions and regular payments made over the shareholder's life expectancy), the shareholder will be subject to an IRS penalty tax of 10% of the taxable amount withdrawn in addition to regular income taxes on the taxable amount.

HOW TO BUY INSTITUTIONAL SHARES

INSTITUTIONAL SHARES are offered to trusts, fiduciaries and other institutions (collectively referred to as the "Institution"). The minimum initial investment by an Institution is $10,000, and subsequent investments must be in amounts of at least $100. The Funds may waive any investment minimums from time to time. An Institution will set minimums for its customers.

INSTITUTIONAL SHARES are purchased and redeemed with no sales loads or redemption fees imposed by the Funds. Depending upon the terms of each customer account, an Institution may charge the customer account fees for services it provides, such as automatic investment, cash management, dividend payment processing, information regarding customer position, and sub-accounting with respect to customer accounts. Such fees may include compensating balance requirements or account maintenance fees, or may be based on account assets or transactions. Customers should obtain information about account services and fees directly from their Institution before authorizing the purchase of INSTITUTIONAL SHARES, and this prospectus should be read in conjunction with any such information.

INSTITUTIONAL SHARES may be purchased in accordance with procedures established by an Institution in connection with the requirements of its customer accounts. Procedures applicable to each Institution and each customer account governing the purchase of INSTITUTIONAL SHARES will differ. Each Institution is responsible for prompt transmission of purchase orders to the Funds in accordance with terms of its customer agreements.

Customers should consult their trust account relationship manager at this Institution for further information and procedures on purchasing INSTITUTIONAL SHARES. This prospectus should be read in conjunction with any materials provided by the Institution regarding such procedures.

RETIREMENT PLANS. For information about retirement plan vehicles established by employers for their employees which are qualified under Section 401(k) and 403(b) of the Internal Revenue Code, call BayBank at 1-800-462-9999, extension 4589 or write to BayBank, Corporate Trust--New Business Department, 7 New England Executive Park, Burlington, MA 01803.

HOW TO EXCHANGE INSTITUTIONAL SHARES

BayFunds consists of the Funds, the BayFunds U.S. Treasury Money Market Portfolio and the BayFunds Money Market Portfolio. Institutions may access all of these portfolios ("Participating Funds") of BayFunds through an exchange program. Institutions may also purchase BayFunds Shares of Massachusetts Municipal Cash Trust with redemption proceeds of a BayFunds Portfolio. A customer of BayBanks may telephone the BayBanks Trust Department toll-free at 1-800-462-9999. BayBanks Capital Markets customers should call 1-800-554-3311. Participants in Employee Benefits programs should contact their Plan Administrator.

Procedures will be established by each Institution in connection with the requirements of its customer accounts and the Participating Funds. Customers should contact their Institution to obtain further information on exchange privileges. Prior to any such exchange, the Institution must provide a copy of the current prospectus of the Participating Fund into which an exchange is to be effected. The exchange privilege is available to shareholders in any state in which the Participating Fund's shares being acquired may be sold.

HOW TO REDEEM INSTITUTIONAL SHARES

INSTITUTIONAL SHARES may be redeemed in accordance with procedures established by an Institution in connection with the requirements of its customer accounts. Procedures applicable to each Institution and each customer account governing the redemption of INSTITUTIONAL SHARES will differ. Customers should contact their Institution for further information. Each Institution is responsible for transmitting redemption orders promptly to the Funds and crediting customers' accounts with redemption proceeds on a timely basis.

Redemption orders are effective at the net asset value per share next determined after proper receipt of the redemption request by the Fund from the Transfer Agent in proper form. Redemption orders can be executed only on Business Days. If your redemption request is received by the Transfer Agent on a non-Business Day, the Transfer Agent will not communicate your redemption request to the Fund until the next Business Day. Payment for redemption orders received by the Transfer Agent by 4:00 p.m. (Eastern time) on a Business Day will normally be wired the next Business Day to the Institution for credit to customer accounts. INSTITUTIONAL SHARES so redeemed will not be eligible to receive the dividend declared on the redemption date. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a non-Business Day will normally be wired in Federal funds to the Institution for credit to customer accounts on the Business Day following the Business Day on which the redemption order is effected.

The Funds assess no charges for wiring redemption proceeds. However, Institutions may charge customer accounts for redemption services. Information relating to such redemption services and charges, if any, are available from the Institutions.

The Funds reserve the right to wire redemption proceeds within five Business Days after receiving the redemption order if, in their judgment, an earlier payment could adversely affect the Funds.

REDEMPTIONS BEFORE PURCHASE INSTRUMENTS CLEAR. If any portion of a Fund's INSTITUTIONAL SHARES to be redeemed represents an investment made with uncollected funds, the Fund reserves the right to delay payment of proceeds until the Shareholder Servicing Agent is reasonably certain that the funds have been collected, which could take up to five Business Days.

------------------------------------------------------

                     ADDITIONAL INFORMATION YOU SHOULD KNOW

MINIMUM BALANCE

Due to the high cost of maintaining accounts with low balances, a Fund may redeem Shares (other than in retirement plan accounts or IRAs) and send the shareholder the proceeds if, due to shareholder redemptions:

  - your INVESTMENT SHARES account balance falls below a minimum value of $1,000, or

  - an Institution's INSTITUTIONAL SHARES account falls below $10,000.

However, before Shares are redeemed to close an account, the shareholder or Institution will be notified in writing and given 60 days to purchase additional Shares to meet the minimum balance requirement. The Funds reserve the right to amend this standard upon 60 days' prior written notice to shareholders. The Funds also reserve the right to redeem their Shares involuntarily or to make payment for redemptions in the form of securities if it appears appropriate to do so in light of their responsibilities under the Investment Company Act of 1940. Customers of Institutions should consult their relevant account agreements for any applicable balance requirements.

CONFIRMATIONS AND STATEMENTS. Shareholders of INVESTMENT SHARES will receive confirmations of each purchase, exchange or redemption. Monthly statements are sent to report transactions such as purchases and redemptions, as well as dividends paid during the month. However, BayBank IRA customers will receive quarterly statements for their accounts.

INSTITUTIONAL SHARES will be held of record by the Institutions or in the name of a nominee of the Institutions. Beneficial ownership of INSTITUTIONAL SHARES will be recorded by the Institutions and reflected in statements of account provided by the Institutions to their customers. It is the responsibility of the Institutions to provide the customers with confirmations and statements of account with respect to INSTITUTIONAL SHARE transactions made for their accounts at the Institutions in accordance with procedures established by the Institutions. Confirmations are sent to the Institutions (at least monthly in the case of the INCOME FUNDS and at least quarterly in the case of the EQUITY
FUND) to report transactions such as purchases and redemptions as well as dividends paid.

DIVIDENDS AND DISTRIBUTIONS

Dividends from the net investment income of the BOND FUND and the SHORT TERM YIELD FUND are declared daily, immediately prior to the 4:00 p.m. (Eastern time) pricing of the Shares. Dividends of the BOND FUND and the SHORT TERM YIELD FUND are paid monthly within five Business Days after the end of such calendar month to all shareholders invested in such Funds on the record date. Dividends from the EQUITY FUND'S net investment income are declared and paid quarterly within five Business Days after the end of such calendar quarter to all shareholders invested in the EQUITY FUND on the record date. Net realized capital gains of the Funds are distributed at least annually.

Shareholders of INVESTMENT SHARES elect in writing how they wish to receive dividends and distributions. Such shareholders may choose automatic reinvestment in additional INVESTMENT SHARES at the net asset value next determined on the payment dates, automatic credit to an eligible BayBanks deposit account, or payment by check. If such shareholders fail to select an option, all distributions will be reinvested in additional INVESTMENT SHARES.

Institutions holding INSTITUTIONAL SHARES may elect to (a) have their dividends and distributions automatically reinvested in additional INSTI-
TUTIONAL SHARES at the net asset value next determined on the payment dates, (b) receive their dividends and distributions in cash, or (c) receive a combination of additional INSTITUTIONAL SHARES and cash. It is expected that customers of an Institution's automatic investment program will receive all dividends and distributions in cash credited to their account pursuant to the terms of their agreement with an Institution; all other customers should contact their Institution for further information about dividend elections.

The amount of dividends payable to INSTITUTIONAL SHARES of a Fund will be greater than those payable to its INVESTMENT SHARES by the difference between any class expenses and the shareholder servicing fees borne by shares of each respective class of Shares of the Fund. (Currently, there are no differences in class expenses other than shareholder servicing fees.)

TAX INFORMATION

-----------------------------------------------

    THIS DISCUSSION OF TAXES IS FOR GENERAL
    INFORMATION ONLY. PLEASE CONSULT YOUR
    OWN TAX ADVISER ABOUT YOUR PARTICULAR
    SITUATION.
----


FEDERAL INCOME TAX. Each Fund intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies in order not to be liable for any Federal income taxes on income and gains distributed to the Fund's shareholders. Each Fund will distribute substantially all of its net investment income and net realized gains at least annually.

Each Fund will be treated as a single, separate entity for Federal income tax purposes.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions from the Funds' net investment income and short-term capital gains of the BOND FUND and the SHORT TERM YIELD FUND will be taxed as ordinary income and will not be eligible for the dividends received deduction available to corporations. However, the dividends received deduction for corporations will apply to ordinary income distributions of the EQUITY FUND to the extent the distribution represents amounts that would qualify for the dividends received deduction to the EQUITY FUND if the EQUITY FUND were a regular corporation, and to the extent designated by the EQUITY FUND as so qualifying. These dividends and any short-term capital gains are taxable as ordinary income. Distributions of net long-term capital gains will be taxed as such regardless of how long the Shares have been held.

Early each year, each Fund will notify its shareholders of the amount and tax status of distributions paid to the shareholder for the preceding year.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local laws.

PERFORMANCE INFORMATION

-----------------------------------------------

    YOU CAN FOLLOW EACH FUND'S PERFORMANCE.
----


From time to time, in advertisements or in reports to shareholders, the total return and yield performance of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to relevant bond or equity indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Funds may be compared to data prepared by Lipper Analytical Services, Inc., a widely recog-nized independent service which monitors the performance of mutual funds.

National financial publications in which total return and yield performance data are reported may include The Wall Street Journal, The New York Times, Forbes, or Money magazine. Publications of a local or regional nature, such as The Boston Globe or The Boston Herald, may also be used in comparing the total return and yield performance of the Funds.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the net asset value per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Yield and total return will be calculated separately for both classes of shares of the Funds. Expense differences between INVESTMENT SHARES and INSTITUTIONAL SHARES may affect the performance of each class.

Shares of the Funds are sold without any sales load or other similar non-recurring charges.

DISTRIBUTION RATE. The Funds may quote non-standardized yield in the form of a distribution rate.

The BOND FUND calculates its yield daily, as of the date preceding the calculation, based upon the thirty days ending on the day of the calculation. This yield is computed by:

- adding the average daily interest accrued to the average daily discount earned (including original issue discount) per share on the Fund's portfolio for that thirty-day period, exclusive of gains or losses on portfolio instruments;
- subtracting the average daily provision for expenses per share for the thirty-day period;
- multiplying by 365 days; and
- dividing by the thirty-day average net asset value per share.

The SHORT TERM YIELD FUND calculates its yield daily, as of the date preceding the calculation, based upon the thirty days ending on the day of the calculation. This yield is computed by:

- adding the average daily interest accrued to the average daily original issue discount earned per share on the Fund's portfolio for that thirty-day period, exclusive of gains or losses on portfolio instruments, including short-term capital gains;
- subtracting the average daily provision for expenses per share for the thirty-day period;
- multiplying by the number of days in the current month times twelve; and
- dividing by the thirty-day average net asset value per share.
The EQUITY FUND calculates its annualized current net yield daily as of the date preceding the calculation. The calculation is made by:

- dividing the most recent quarterly dividend (including any short-term capital gains) times four by
- the offering price per share for that day.

MANAGEMENT, DISTRIBUTION AND
ADMINISTRATION

BayFunds was established as a Massachusetts business trust under a Declaration of Trust dated April 1, 1991. The Declaration of Trust permits
BayFunds to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the INCOME FUNDS and EQUITY FUND, as of the date of this prospectus, the Trustees have established two classes of shares, INVESTMENT SHARES and INSTITUTIONAL SHARES. INVESTMENT SHARES are designed primarily for individuals who purchase the Funds through BayBanks and its affiliates. INSTITUTIONAL SHARES are offered primarily to trusts, fiduciaries and other institutions.

-----------------------------------------------

    AS A SHAREHOLDER, YOU ARE ENTITLED TO
    VOTE ON CERTAIN MATTERS.
----


VOTING RIGHTS. Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of each portfolio in BayFunds have equal voting rights except that, in matters affecting only a particular Fund or class of Shares, only Shares of that particular Fund or class are entitled to vote.

As a Massachusetts business trust, BayFunds is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in BayFunds' or a Fund's operation and for the election of Trustees under certain circumstances. As of February 5, 1996, Slatt & Co., Burlington, Massachusetts, acting in various capacities for numerous accounts, was the owner of record of 5,454,378 INSTITUTIONAL SHARES (91%) of the BOND FUND; of 4,348,975 INSTITUTIONAL SHARES(100%) of the SHORT TERM YIELD FUND; and of 6,491,804 INSTITUTIONAL SHARES (95%) of the EQUITY FUND; and therefore, may be deemed to control the respective Funds within the meaning of the Investment Company Act of 1940, and be able to affect the outcome of certain matters presented for a vote of shareholders. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of BayFunds' outstanding shares of all portfolios entitled to vote.

-----------------------------------------------

    A BOARD OF TRUSTEES SUPERVISES
    BAYFUNDS.
----


BayFunds is managed by a Board of Trustees. The Trustees are responsible for managing BayFunds' business affairs and for exercising all BayFunds' powers except those reserved for the shareholders.

INVESTMENT ADVISER

-----------------------------------------------

    ACTING UNDER THE DIRECTION OF THE
    TRUSTEES, THE ADVISER MAKES INVESTMENT
    DECISIONS FOR THE FUNDS. THE ADVISER
    HAS EXTENSIVE INVESTMENT EXPERIENCE AND
    IS A SUBSIDIARY OF A LEADING NEW
    ENGLAND FINANCIAL SERVICES
    ORGANIZATION.
----


Pursuant to an investment advisory contract with BayFunds, investment decisions for the Funds are made by BayBanks Investment Management, Inc., the Funds' investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Funds.

ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to
 .60 of 1% of the average daily net assets of the BOND FUND, .50 of 1% of the average daily net assets of the SHORT TERM YIELD FUND, and .70 of 1% of the average daily net assets of the EQUITY FUND. The Adviser has undertaken to reimburse the Funds, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may also voluntarily choose to waive a portion of its fee or reimburse the Funds for certain other expenses, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND. The Adviser is a wholly-owned subsidiary of BayBanks, Inc., a bank holding company organized under the laws of the Commonwealth of Massachusetts. BayBanks, Inc., through its banking subsidiaries (hereinafter "BayBanks") and affiliates, offers a full range of financial services to the public, including depository services, commercial lending, cash management, brokerage, retail banking, mortgage banking, and investment advisory and trust services. As part of their regular banking operations, BayBanks may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of BayBanks. The lending relationship will not be a factor in the selection of securities.

The Adviser is a registered investment adviser and provides investment advisory services for trust and other managed assets. The Adviser was established as a separate subsidiary of BayBanks, Inc. in 1985, but its predecessor division and personnel have been providing investment advisory services to BayBanks' customers for more than 65 years. As of December 31, 1995, the Trust Division of BayBank, N.A., a national banking association and an affiliate of the Adviser, acted as custodian for assets totaling $5.4 billion. Of this amount, the Adviser managed $1.7 billion of discretionary assets. The Adviser and BayBanks have been managing commingled funds for over twenty years. At the present time, the Adviser serves as adviser to 6 such commingled funds with total assets of approximately $308 million. The Adviser has managed mutual funds since August 1991 and manages approximately $448 million (as of December 31, 1995) in various BayFunds Portfolios.

BayBank, N.A., an affiliate of the Adviser, through its Capital Markets Division, manages more than $2.6 billion of assets in the investment portfolios of BayBanks, Inc. BayBank, N.A. manages approximately $1.1 billion (as of December 31, 1995) in the BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO. BayBank, N.A., is the successor to BayBank Boston, N.A., the former adviser to the BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO. BayBank, N.A. was created in order to restructure the banking subsidiaries of BayBanks into a single national bank, effective October 31, 1995.

Investment decisions for BOND FUND, SHORT TERM YIELD FUND, and EQUITY FUND are made by an investment committee of the Adviser.

On December 12, 1995, BayBanks entered into a definitive Agreement and Plan of Reorganization, whereby BayBanks, Inc. would be acquired by Bank of Boston Corp., a bank holding company headquartered in Boston, Massachusetts (the "Acquisition"). As a result, upon completion of the Acquisition, all existing subsidiaries of BayBanks, Inc., including the Adviser, would become subsidiaries of Bank of Boston Corp. The Acquisition is expected to be completed on or before June 30, 1996, pending approval by both companies' shareholders as well as the receipt of various regulatory approvals and the completion of other closing conditions.

Under the provisions of the Investment Company Act of 1940, completion of the Acquisition would result in an assignment, and therefore automatic termination, of the Adviser's current investment advisory contract with the Funds (the "Termination"). Accordingly, prior to the completion of the Acquisition, the Trustees of the Funds will meet to consider matters relating to the Termination. It is anticipated that a Special Meeting of Fund Shareholders will be held to seek, among other things, approval of a new investment advisory contract with the successor to the Adviser ("New Contract") on behalf of the Funds. It is anticipated that terms of the New Contract would be substantively the same as the terms of the present contract, except for the effective date which, in the case of the New Contract, is expected to be on or before the consummation of the Acquisition. It is anticipated that shareholders as of a certain record date in 1996 will receive a proxy statement discussing these matters in detail, and will be entitled to vote at the Special Meeting.

AUTHORITY TO ACT AS INVESTMENT ADVISER. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956, or any affiliate thereof, from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Funds' investment adviser, (BayBanks Investment Management, Inc.) is subject to such banking laws and regulations.

The Adviser believes that it may perform the investment advisory services for the Funds contemplated by its advisory agreement with BayFunds without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent the Adviser from continuing to perform all or a part of the above services for its customers and/or the Funds. In this event, changes in the operation of the Funds may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to BayBanks Investment Management, Inc. is found) as a result of any of these occurrences.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.

DISTRIBUTION

-----------------------------------------------

    FEDERATED SECURITIES CORP. IS THE
    PRINCIPAL DISTRIBUTOR FOR SHARES OF THE
    FUNDS.
----


Federated Securities Corp. is the principal distributor (the "Distributor") for Shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATIVE ARRANGEMENTS. The Distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of Shares. Any fees paid for these services by the Distributor will be reimbursed by the Adviser and not the Funds.


The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

ADMINISTRATION

-----------------------------------------------

    VARIOUS ORGANIZATIONS PROVIDE SERVICES
    TO THE FUNDS.
----


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified in the following table:

                           AVERAGE AGGREGATE
     MAXIMUM               DAILY NET ASSETS
ADMINISTRATIVE FEE            OF BAYFUNDS
------------------     -------------------------
     .15 of 1%         on the first $250 million
    .125 of 1%         on the next $250 million
     .10 of 1%         on the next $250 million
    .075 of 1%            on assets in excess
                            of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 for each Fund. Federated Administrative Services may choose voluntarily to reimburse a portion of its fee at any time.

SHAREHOLDER SERVICING AGENT. BayBank Systems, Inc., Waltham, Massachusetts, is the Funds' shareholder servicing agent (the "Shareholder Servicing Agent") for INVESTMENT SHARES. The Funds may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of INVESTMENT SHARES for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of INVESTMENT SHARES. This fee will be equal to .25 of 1% of a Fund's average daily net assets of INVESTMENT SHARES for which the Shareholder Servicing Agent provides services; however, the Shareholder Servicing Agent may choose voluntarily to waive all or a portion of its fee at any time.

As a subsidiary of BayBanks, Inc., the Shareholder Servicing Agent would also be affected by the Acquisition described above. It is anticipated that the Trustees will also consider continuing substantively the same arrangement for shareholder servicing subsequent to the Acquisition. In any event, a shareholder vote to continue these services is not required.

CODE OF ETHICS COMPLIANCE

In accordance with industry-wide recommendations as endorsed by the Securities and Exchange Commission, the Trust, the Adviser and the Distributor have revised their respective Codes of Ethics governing personal securities trading of trustees, directors, officers and employees. Generally, the Codes implement various restrictions on such persons, such as requiring them to preclear their securities investments; banning their short-term trading; prohibiting them from investing in private placements without prior written approval; restricting trading during periods of Fund trading; prohibiting them from receiving gifts from any person or entity doing business with the Fund; and prohibiting them from serving as directors of public companies without prior approval. In addition, the Codes require such persons to report their securities holdings and trading activity, and may subject them to punishment for violations.

------------------------------------------------------
------------------------------------------------------

                                   ADDRESSES
                          BAYFUNDS BOND PORTFOLIO AND
                      BAYFUNDS SHORT TERM YIELD PORTFOLIO,

                           BAYFUNDS EQUITY PORTFOLIO
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                                  DISTRIBUTOR

                           Federated Securities Corp.
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                               INVESTMENT ADVISER

                      BayBanks Investment Management, Inc.
                               155 Federal Street
                           Boston, Massachusetts 02110

                          TRANSFER AGENT AND DIVIDEND
                                DISBURSING AGENT
                               DST Systems, Inc.
                              210 West 10th Street
                          Kansas City, Missouri 64105

                          SHAREHOLDER SERVICING AGENT

                             BayBank Systems, Inc.
                          One BayBank Technology Place
                          Waltham, Massachusetts 02154

                                   CUSTODIAN

                              The Fifth Third Bank
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45202

                         PORTFOLIO ACCOUNTING SERVICES
                       Federated Administrative Services
                           Federated Investors Tower
                           Pittsburgh, PA 15222-3779

                              COUNSEL TO BAYFUNDS

                                  Ropes & Gray
                         1001 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                      COUNSEL TO THE INDEPENDENT TRUSTEES

                              Sullivan & Worcester
                         1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                               One Oxford Centre
                         Pittsburgh, Pennsylvania 15219




MONEY MARKET
PORTFOLIOS

U.S. Treasury
Money Market Portfolio
Investment Shares/Institutional Shares

Money Market Portfolio
Investment Shares/Trust Shares

PROSPECTUS


BayBank, N.A.
Investment Adviser for U.S. Treasury Money Market Portfolio

BayBanks Investment Management, Inc.
Investment Adviser for Money Market Portfolio

Federated Securities Corp.
Distributor

March 1, 1996
[LOGO] Printed on recycled paper

G00981-02 (2/96)
Z00402

Mutual Funds at BayBank

BayFunds

BAYFUNDS[LOGO]
MONEY MARKET FUNDS
INVESTMENT SHARES,
INSTITUTIONAL SHARES AND TRUST SHARES

PROSPECTUS

The shares offered in this prospectus represent interests in the INVESTMENT SHARES, INSTITUTIONAL SHARES, and TRUST SHARES ("Shares") of the following money market portfolios (individually referred to as a "Fund" or collectively as the "Funds") of BayFunds, an open-end, management investment company (a mutual fund):

MONEY MARKET FUNDS
  - BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO -- INVESTMENT SHARES AND INSTITUTIONAL SHARES
  - BAYFUNDS MONEY MARKET PORTFOLIO -- INVESTMENT SHARES AND TRUST SHARES

The Funds offer a convenient means of accumulating an interest in a professionally managed, diversified portfolio of securities. INVESTMENT SHARES of the Funds are sold primarily to individuals who purchase the Funds through BayBanks and its affiliates. INSTITUTIONAL SHARES of BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO are sold to BayBank, N.A., its affiliated and correspondent banks and other institutions investing for their own account and on behalf of customers maintaining accounts at such banks and institutions. TRUST SHARES of BAYFUNDS MONEY MARKET PORTFOLIO are sold to trusts, fiduciaries and institutions. Shareholders can invest, reinvest, or redeem Shares with no sales loads or redemption fees imposed by the Funds. Shareholders have access to other portfolios in BayFunds.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT ENDORSED OR GUARANTEED BY BAYBANKS, INC., OR ITS SUBSIDIARIES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE FUNDS ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Funds. Keep this prospectus for future reference.

The Funds have also filed a combined Statement of Additional Information dated March 1, 1996, with the Securities and Exchange Commission. The information contained in the combined Statement of Additional Information is incorporated by reference into this prospectus. To request a copy of the combined Statement of Additional Information or a paper copy of this prospectus (if you have received your prospectus electronically) free of charge, shareholders of INVESTMENT SHARES can call toll-free 1-800-BAY-FUND (1-800-229-3863); shareholders of INSTITUTIONAL SHARES or TRUST SHARES can call BayBanks Trust Department in Massachusetts at (617) 273-1700 or toll-free 1-800-462-9999; and BayBanks Capital Markets customers should call 1-800-554-3311.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March 1, 1996

------------------------------------------------------
------------------------------------------------------
                               TABLE OF CONTENTS

--------------------------------------------------------------------------------
                                    KEY FACTS

General Information..........................................................  1
Summary of Fund Expenses.....................................................  2
Financial Highlights.........................................................  6

--------------------------------------------------------------------------------
                   MATCHING THE FUNDS TO YOUR INVESTMENT NEEDS

Investment Objective and Policies............................................. 7

     U.S. Treasury Fund....................................................... 7
     Money Market Fund........................................................ 7

Portfolio Investments......................................................... 8
Investment Limitations....................................................... 12

--------------------------------------------------------------------------------
                               SHAREHOLDER MANUAL

Pricing of Shares............................................................ 13
How to Buy Investment Shares................................................. 13
How to Exchange Investment
   Shares.................................................................... 15
How To Redeem Investment
   Shares.................................................................... 17
How to Buy Institutional Shares
   and/or Trust Shares....................................................... 19
How to Exchange Institutional
   Shares and/or Trust Shares................................................ 21
How To Redeem Institutional
   Shares and/or Trust Shares................................................ 21

--------------------------------------------------------------------------------
                     ADDITIONAL INFORMATION YOU SHOULD KNOW

Minimum Balance.............................................................. 23
Dividends and Distributions.................................................. 24
Tax Information.............................................................. 24
Performance Information...................................................... 25
Management, Distribution and
   Administration............................................................ 25
Code of Ethics Compliance.................................................... 30

------------------------------------------------------
------------------------------------------------------

                                   KEY FACTS

GENERAL INFORMATION

BayFunds offers you a convenient and affordable way to participate in five separate, professionally managed, diversified investment portfolios with distinct investment objectives and policies. This prospectus relates only to the INVESTMENT SHARES and INSTITUTIONAL SHARES of BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO ("U.S. TREASURY FUND") and to the INVESTMENT SHARES and TRUST SHARES of BAYFUNDS MONEY MARKET PORTFOLIO ("MONEY MARKET FUND") (individually, a "Fund" and collectively, the "Funds").

----------------------------------------------------

    -    BAYFUNDS U.S. TREASURY MONEY MARKET
         PORTFOLIO SEEKS TO PROVIDE CURRENT IN-
         COME CONSISTENT WITH STABILITY OF
         PRINCIPAL AND LIQUIDITY BY INVESTING IN
         A PORTFOLIO CONSISTING PRIMARILY OF
         SHORT-TERM U.S. TREASURY OBLIGATIONS
         WITH REMAINING MATURITIES OF 397 DAYS
         OR LESS.
    -    BAYFUNDS MONEY MARKET PORTFOLIO SEEKS
         TO PROVIDE CURRENT INCOME CONSISTENT
         WITH STABILITY OF PRINCIPAL AND
         LIQUIDITY BY INVESTING IN A PORTFOLIO
         OF MONEY MARKET INSTRUMENTS WITH RE-
         MAINING MATURITIES OF 397 DAYS OR LESS.
----


As of the date of this prospectus, BayFunds offers shares in three other portfolios:

  - BAYFUNDS BOND PORTFOLIO seeks to achieve high current income and capital appreciation by investing, under normal market and economic conditions, at least 65% of the value of its total assets in bonds. The Fund will maintain a dollar-weighted average maturity of twelve years or less.

  - BAYFUNDS SHORT TERM YIELD PORTFOLIO seeks a high level of current income consistent with preservation of capital by investing in a diversified portfolio of high-grade debt obligations. This Fund will maintain a dollar-weighted average portfolio maturity of three years or less.

  - BAYFUNDS EQUITY PORTFOLIO seeks to provide long-term capital appreciation by investing, under normal market and economic conditions, at least 65% of its assets in a broadly diversified portfolio of equity securities, with current income as a secondary investment consideration.


------------------------------------------------------
------------------------------------------------------

                 BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO
                        BAYFUNDS MONEY MARKET PORTFOLIO

                 SUMMARY OF FUND EXPENSES -- INVESTMENT SHARES

                        SHAREHOLDER TRANSACTION EXPENSES

                                                                        U.S.               MONEY
                                                                      TREASURY            MARKET
                                                                        FUND               FUND
                                                                     ----------          ---------
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price).............................      None                None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).............................      None                None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...........      None                None
Redemption Fees (as a percentage of amount redeemed,
  if applicable)..................................................      None                None
Exchange Fee......................................................      None                None


                           ANNUAL OPERATING EXPENSES
                    (as a percentage of average net assets)

                                                                        U.S.               MONEY
                                                                      TREASURY            MARKET
                                                                        FUND               FUND
                                                                     ----------          ---------
Management Fee....................................................      0.20%               0.40%
12b-1 Fee.........................................................      None                None
Total Other Expenses..............................................      0.43%               0.47%
     Shareholder Servicing Fees.............................  0.25%               0.25%
     Other Expenses.........................................  0.18%               0.22%
          Total Operating Expenses................................      0.63%               0.87%


------------------------------------------------------
------------------------------------------------------

                 BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO
                        BAYFUNDS MONEY MARKET PORTFOLIO

           SUMMARY OF FUND EXPENSES -- INVESTMENT SHARES (CONTINUED)

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of U.S Treasury Fund and Money Market Fund Investment Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Additional Information You Should Know." Wire-transferred redemptions may be subject to additional fees.

                              EXAMPLE:
       You would pay the following expenses on a $1,000 investment        U.S.        MONEY
       assuming (1) 5% annual return and (2) redemption at the end      TREASURY     MARKET
        of each time period. The Funds charge no redemption fees.         FUND        FUND
                                                                       ----------   ---------
1 Year...............................................................      $ 6         $  9
3 Years..............................................................      $20         $ 28
5 Years..............................................................      $35         $ 48
10 Years.............................................................      $79         $107


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

------------------------------------------------------
------------------------------------------------------

                BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO --
                              INSTITUTIONAL SHARES
                BAYFUNDS MONEY MARKET PORTFOLIO -- TRUST SHARES

                            SUMMARY OF FUND EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES

                                                           U.S. TREASURY FUND   MONEY MARKET
                                                             INSTITUTIONAL          FUND
                                                                 SHARES         TRUST SHARES
                                                           ------------------   ------------
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)....................         None              None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)....................         None              None
Contingent Deferred Sales Charge (as a percentage
  of original purchase price or redemption proceeds,
  as applicable).........................................         None              None
Redemption Fees (as a percentage of amount redeemed,
  if applicable).........................................         None              None
Exchange Fee.............................................         None              None


                           ANNUAL OPERATING EXPENSES
                    (as a percentage of average net assets)

                                                           U.S. TREASURY FUND   MONEY MARKET
                                                             INSTITUTIONAL          FUND
                                                                 SHARES         TRUST SHARES
                                                           ------------------   ------------
Management Fee...........................................         0.20%             0.40%
12b-1 Fee................................................         None              None
Total Other Expenses.....................................         0.18%             0.22%
          Total Operating Expenses.......................         0.38%             0.62%



------------------------------------------------------
------------------------------------------------------

                BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO --
                              INSTITUTIONAL SHARES
                BAYFUNDS MONEY MARKET PORTFOLIO -- TRUST SHARES

                      SUMMARY OF FUND EXPENSES (CONTINUED)

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of U.S. Treasury Fund--Institutional Shares and Money Market Fund--Trust Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Additional Information You Should Know." Wire-transferred redemptions may be subject to additional fees.

                       EXAMPLE:
      You would pay the following expenses on a $1,000
        investment assuming (1) 5% annual return and     U.S. TREASURY FUND   MONEY MARKET
     (2) redemption at the end of each time period. The    INSTITUTIONAL          FUND
              Funds charge no redemption fees.                 SHARES         TRUST SHARES
                                                         ------------------   ------------
1 Year.................................................         $  4              $  6
3 Years................................................         $ 12              $ 20
5 Years................................................         $ 21              $ 35
10 Years...............................................         $ 48              $ 77


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


------------------------------------------------------
------------------------------------------------------

                        BAYFUNDS MONEY MARKET PORTFOLIOS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated February 9, 1996, on the Funds' financial statements for the year ended December 31, 1995 and on the following table for the periods presented, is included in the Annual Report to Shareholders dated December 31, 1995, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Trust.

YEAR     NET ASSET                 DISTRIBUTIONS   NET ASSET
ENDED    VALUE,        NET         FROM NET       VALUE,                                NET           EXPENSE         NET ASSETS,
DECEMBER BEGINNING OF  INVESTMENT  INVESTMENT      END OF       TOTAL                 INVESTMENT       WAIVER/        END OF PERIOD
31,      PERIOD        INCOME        INCOME        PERIOD     RETURN(E)    EXPENSES   INCOME REIMBURSEMENT(G)(000 OMITTED)
---      ------------  ---------- -------------   ---------   ----------   --------   ----------   ----------------   -----
INVESTMENT SHARES
BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO
1993(a) $ 1.00         0.02          (0.02)        $1.00        2.41%       0.62%(f)    2.59%(f)        0.07%(f) $  34,694
1994    $ 1.00         0.04          (0.04)        $1.00        3.61%       0.64%       3.65%              --    $ 142,109
1995    $ 1.00         0.05          (0.05)        $1.00        5.40%       0.63%       5.27%              --    $ 248,129
BAYFUNDS MONEY MARKET PORTFOLIO
1993(b) $ 1.00         0.03          (0.03)        $1.00        2.58%       0.62%(f)    2.60%(f)        0.11%(f) $  30,746
1994    $ 1.00         0.04          (0.04)        $1.00        3.60%       0.83%       3.46%           0.04%    $  57,348
1995    $ 1.00         0.05          (0.05)        $1.00        5.23%       0.87%       5.13%              --    $  53,581
INSTITUTIONAL SHARES
BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO
1993(a) $ 1.00         0.03          (0.03)        $1.00        2.62%       0.35%(f)    2.85%(f)        0.07%(f) $ 502,724
1994    $ 1.00         0.04          (0.04)        $1.00        3.87%       0.39%       3.90%              --    $ 693,712
1995    $ 1.00         0.06          (0.06)        $1.00        5.66%       0.38%       5.51%              --    $ 815,449
TRUST SHARES
BAYFUNDS MONEY MARKET PORTFOLIO
1992(c) $ 1.00         0.03          (0.03)        $1.00        3.55%       0.48%(f)    4.61%(f)        0.15%(f) $ 280,931
1992(d) $ 1.00         0.02          (0.02)        $1.00        2.13%       0.59%(f)    3.13%(f)        0.05%(f) $ 242,935
1993    $ 1.00         0.03          (0.03)        $1.00        2.72%       0.59%       2.68%           0.11%    $ 168,909
1994    $ 1.00         0.04          (0.04)        $1.00        3.75%       0.65%       3.64%           0.04%    $ 136,923
1995    $ 1.00         0.05          (0.05)        $1.00        5.49%       0.62%       5.40%              --    $ 156,552


--------------------------------------------------------------------------------

 (a) Reflects operations for the period from January 29, 1993 (date of initial public investment) to December 31,
     1993.
 (b) Reflects operations for the period from January 19, 1993 (date of initial public offering) to December 31,
     1993.
 (c) Reflects operations for the period from August 1, 1991 (date of initial public investment) to April 30, 1992.
     During the period from May 16, 1991 (start of business) to August 1, 1991, net investment income aggregating
     $0.01 per share ($1,101) was distributed to Federated Administrative Services.
 (d) The Fund changed its fiscal year from April 30 to December 31. Reflects operations for the period from May 1,
     1992 to December 31, 1992.
 (e) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
 (f) Computed on an annualized basis.
 (g) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)

Further information about the Funds' performance is contained in the Annual Report dated December 31, 1995, which can be obtained free of charge.


------------------------------------------------------
------------------------------------------------------

                             MATCHING THE FUNDS TO
                             YOUR INVESTMENT NEEDS

-----------------------------------------------

    THE U.S. TREASURY FUND IS DESIGNED FOR
    CONSERVATIVE INVESTORS WHO WANT CURRENT
    INCOME, LIQUIDITY AND STABILITY OF
    PRINCIPAL AS WELL AS THE EXTRA SECURITY
    OF A PORTFOLIO INVESTED ONLY IN
    SHORT-TERM U.S. TREASURY OBLIGATIONS
    AND REPURCHASE AGREEMENTS
    COLLATERALIZED BY SUCH OBLIGATIONS.

    THE MONEY MARKET FUND IS DESIGNED FOR
    CONSERVATIVE INVESTORS WHO WANT CURRENT
    INCOME, LIQUIDITY, AND STABILITY OF
    PRINCIPAL.

    THE FUNDS SEEK TO MAINTAIN A STABLE
    $1.00 SHARE PRICE, REFERRED TO AS NET
    ASSET VALUE PER SHARE. WHILE THE FUNDS
    CANNOT GUARANTEE A STABLE SHARE PRICE,
    THE SHORT-TERM NATURE OF THEIR
    INVESTMENTS HELPS TO MINIMIZE PRICE
    FLUCTUATIONS.
----


INVESTMENT OBJECTIVE AND POLICIES

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

For additional information about the investment strategies that the Funds may employ, and certain investment policies mentioned below, please refer to the "Portfolio Investments" section of this prospectus and the combined Statement of Additional Information.

U.S. TREASURY FUND

The investment objective of the U.S. TREASURY FUND is current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing, under normal market conditions, at least 65% of the value of its total assets in U.S. Treasury obligations with remaining maturities of 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, will be 90 days or less.

ACCEPTABLE INVESTMENTS. The U.S. TREASURY FUND invests at least 65% of the value of its total assets in U.S. Treasury obligations. These instruments are issued by the U.S. government, its agencies, or instrumentalities and are fully guaranteed as to principal and interest by the United States. They mature in 397 days or less from the date of acquisition, or have a variable rate of interest adjusted no less frequently than every 397 days, or are purchased pursuant to a repurchase agreement which provides for repurchase by the seller within 397 days from the date of acquisition.

MONEY MARKET FUND

The investment objective of the MONEY MARKET FUND is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing primarily in a diversified portfolio of money market instruments with remaining maturities of 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, will be 90 days or less.

ACCEPTABLE INVESTMENTS. The MONEY MARKET FUND invests in high quality money market instruments that are either rated in the highest short-term rating category by nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

- domestic issues of corporate debt obligations;
- commercial paper (including Canadian Commercial Paper and Europaper);
- certificates of deposit, demand and time deposits, savings shares, bankers' acceptances, deposit notes and other instruments of domestic and foreign banks, savings associations and other deposit or thrift institutions ("Bank Instruments");
- demand master notes;
- obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and
- other money market instruments.

The MONEY MARKET FUND invests only in instruments denominated and payable in U.S. dollars.

PORTFOLIO INVESTMENTS

GOVERNMENT SECURITIES. The types of Government Securities in which the Funds may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and, with respect to the MONEY MARKET FUND, obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

- the full faith and credit of the U.S. Treasury;
- the issuer's right to borrow from the U.S. Treasury;
- the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
- the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

- Federal Home Loan Banks;
- Federal Home Loan Mortgage Corporation;
- Farm Credit Banks;
- The Student Loan Marketing Association; and
- Federal National Mortgage Association.

     ZERO-COUPON AND STRIPPED TREASURY SECURITIES. The Funds may invest in zero-coupon and stripped Treasury securities. Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

     The U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury De-partment is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Funds will be able to have beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

REPURCHASE AGREEMENTS. The securities in which the Funds invest may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Funds, the Funds could receive more or less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Funds may pay more or less than the market value of the securities on the settlement date.

The Funds may dispose of a commitment prior to settlement if their investment advisers deem it appropriate to do so. In addition, the Funds may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Funds may lend their portfolio securities on a short-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Funds will limit the amount of portfolio securities they may lend to not more than one-third of their respective total assets. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions that their investment advisers have determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Funds on a timely basis and the Funds may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bank-ruptcy or become insolvent, disposition of the securities may be delayed pending court action.

RESTRICTED AND ILLIQUID SECURITIES. The Funds may invest in restricted securities. Restricted securities are any securities in which the Funds may otherwise invest pursuant to their investment objective and policies, but which are subject to restriction on resale under federal securities law. However, the Funds will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

The MONEY MARKET FUND may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the MONEY MARKET FUND, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the MONEY MARKET FUND through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The MONEY MARKET FUND believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The MONEY MARKET FUND intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the MONEY MARKET FUND'S investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the MONEY MARKET FUND intends to not subject such paper to the limitation applicable to restricted securities.

REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and not for investment leverage purposes. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Funds will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. When effecting reverse repurchase agreements, assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date, marked to market daily, and maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, the Funds will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

The use of reverse repurchase agreements may enable the Funds to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Funds will be able to avoid selling portfolio instruments at a disadvantageous time.

BANK INSTRUMENTS. The MONEY MARKET FUND may invest in Bank Instruments which are either issued by an institution having capital, surplus and undivided profits over $100 million as of the date of its most recently published financial state-ments or which are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs"). The MONEY MARKET FUND will treat securities that are credit enhanced with a bank's letter of credit as Bank Instruments.

DEMAND MASTER NOTES. The MONEY MARKET FUND may purchase demand master notes, which are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as the MONEY MARKET FUND) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Many master notes give the MONEY MARKET FUND the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

CREDIT ENHANCEMENT. Certain of the MONEY MARKET FUND'S acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

PUTS AND STANDBY COMMITMENTS. The MONEY MARKET FUND may acquire securities that are subject to puts and standby commitments to repurchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the MONEY MARKET FUND. The puts and standby commitments may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. These arrangements are used to provide the MONEY MARKET FUND with liquidity and not to protect against changes in the market value of the underlying securities. Puts that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The MONEY MARKET FUND may invest in the securities of other investment companies that are money market funds having investment objectives and policies similar to its own, but it will not own more than 3% of the total outstanding voting stock of any such investment company, invest more than 5% of its total assets in any one such investment company, or invest more than 10% of its total assets in such other investment companies in general. The MONEY MARKET FUND will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. The MONEY MARKET FUND'S adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

INVESTMENT RISKS. The ECDs, ETDs, Yankee CDs, and Europaper which the MONEY MARKET FUND may purchase are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not neces-sarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the MONEY MARKET FUND'S adviser in selecting investments for the MONEY MARKET FUND.

INVESTMENT LIMITATIONS

The Funds will not:

  - borrow money directly or through reverse repurchase agreements (arrangements in which the Funds sell a portfolio instrument for a percentage of their cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Funds may borrow money (either directly or through reverse repurchase agreements) in amounts up to one-third of the value of their respective total assets and pledge up to 15% of the value of those assets to secure such borrowings; nor

  - with respect to 75% of the value of their respective total assets, invest more than 5% in securities of any one issuer other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities.

The above limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Funds will not:

  - invest more than 10% of their respective net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.


------------------------------------------------------

                               SHAREHOLDER MANUAL

PRICING OF SHARES

-----------------------------------------------

    THE TERM "NET ASSET VALUE" PER SHARE
    REFERS TO THE VALUE OF ONE FUND SHARE.
----


Each Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. Net asset value per Share for purposes of pricing purchases and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to the Fund, by the number of outstanding shares of the Fund.

Neither Fund can guarantee that its net asset value will always remain at $1.00 per Share.

The net asset value of each Fund is determined at 2:00 p.m. (Eastern time) and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day; and (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received.

The Funds offer Shares only on days on which the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business ("Business Days"). In addition to the holidays listed above, other non-Business Days include Martin Luther King Day, Columbus Day and Veteran's Day. If your purchase order for Shares is received on a non-Business Day by BayBank Systems, Inc. (the "Shareholder Servicing Agent") with respect to INVESTMENT SHARES, through BayBanks (as defined later) with respect to TRUST SHARES, or by DST Systems, Inc. (the "Transfer Agent") with respect to INSTITUTIONAL SHARES, the order will not be executed until the next Business Day in accordance with the Distributor's procedures. The Funds and the Distributor reserve the right to reject any purchase request. Texas residents must purchase Shares through the Distributor at 1-800-356-2805.

To allow the Advisers (as defined below) to manage the Funds effectively and to enhance your chances of being eligible to receive that day's dividend, you are strongly encouraged to initiate all trades (purchases, redemptions, or exchanges) as early in the day as possible. In addition, in the case of purchases, exchanges or redemptions of U.S. TREASURY FUND INSTITUTIONAL SHARES in excess of $5 million, you are strongly encouraged to notify your BayBank Account Officer at least one day in advance. On those days when either the Federal Reserve Bank of Boston or the U.S. Government Bond Market closes early, or, in an Adviser's judgment, closing early is deemed to be in the best interest of a Fund's shareholders, the right is reserved to advance the time on that day by which all transactions (purchases, redemptions, or exchanges) must be received.

HOW TO BUY INVESTMENT SHARES

-----------------------------------------------

    INVESTMENT SHARES ARE SOLD "NO-LOAD" --
    WITHOUT A SALES LOAD. YOUR MINIMUM
    INITIAL INVESTMENT IS ONLY $2,500, OR
    $500 IF YOU PARTICIPATE IN THE
    AUTOMATIC INVESTMENT PROGRAM OR INVEST
    THROUGH AN IRA.
----


MINIMUM INVESTMENT. You can become a Fund shareholder with an initial investment of $2,500, or $500 if you participate in the Automatic Investment Program or invest through an IRA. You must submit a completed and signed application at the time of your initial purchase. Subsequent investments must be in amounts of at least $100, or if you participate in the Automatic Investment Program or invest through an IRA, the minimum for additional purchases is $50. The Funds may waive any investment minimums from time to time. In addition, the Funds may reduce or waive investment minimums for investors purchasing through qualified BayBanks accounts.

WHEN PURCHASES ARE EFFECTIVE. Purchase orders for INVESTMENT SHARES must be placed with the Shareholder Servicing Agent by 11:30 a.m. (Eastern time) on a Business Day in order to be eligible to receive dividends declared that day. Purchase orders received in good order and accepted by the Funds from the Transfer Agent by 2:00 p.m. (Eastern time) on a Business Day will be executed at the net asset value next determined and will begin earning dividends that day. The Transfer Agent will not communicate your purchase order to the Fund until the Shareholder Servicing Agent has received the purchase price in Federal funds or other immediately available funds. If your purchase order is received in good order and accepted by the Funds from the Transfer Agent after 2:00 p.m. (Eastern time) and prior to 4:00 p.m. (Eastern time), it will be executed at the net asset value next determined and INVESTMENT SHARES will begin earning dividends the next Business Day. When you purchase INVESTMENT SHARES by check, the order is considered received when the check is converted into Federal funds, normally within two Business Days. The Shareholder Servicing Agent is responsible for the prompt transmission of purchase orders received in good order to the Transfer Agent.

-----------------------------------------------

    YOU MAY BUY INVESTMENT SHARES BY PHONE,
    MAIL, WIRE, OR IN PERSON THROUGH
    BAYBANKS OFFICES.
----


BY PHONE. Once you are a Fund shareholder, you may purchase INVESTMENT SHARES by phone by calling 1-800-BAY-FUND. You must have previously authorized the specific Fund in writing to accept telephone requests. If you have not done so, call 1-800-BAY-FUND to receive the necessary form and information on this Fund feature. Each Fund uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, a Fund is not responsible for the authenticity of telephone instructions or for the losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine. For the protection of investors, all phone communications may be recorded where not otherwise prohibited by law.

The establishment of certain types of deposit account relationships with BayBanks may permit the direct deduction of your purchase price from your BayBanks deposit account. Please call 1-800-BAY-FUND to determine whether your BayBanks deposit account qualifies.

BY MAIL. If you make your initial INVESTMENT SHARES purchase by mail, you must send a completed and signed application and a check payable to the specific Fund and INVESTMENT SHARES class, to:

  BayFunds
  P.O. Box 889
  Burlington, MA 01803

You may obtain an application by calling 1-800-BAY-FUND.

You may make subsequent investments in a Fund at any time by sending a check for a minimum of $100 ($50 if for an IRA) payable to the specific Fund and INVESTMENT SHARES class at the following address:

  BayFunds
  P.O. Box 889
  Burlington, MA 01803


You must include either (a) the detachable form that regularly accompanies confirmation of a prior transaction, (b) a subsequent order form that may be enclosed in the Fund mailing or can be obtained by calling 1-800-BAY-FUND, or
(c) a letter stating the amount of the investment, the name of the Fund and INVESTMENT SHARES class, the exact name and address of the account, and your account number.

If the check does not clear, your purchase order will be canceled and you could be held liable for associated transaction costs.

BY WIRE. If you are a Fund shareholder, you may purchase additional INVESTMENT SHARES by wire by first notifying BayBank, as agent for the Transfer Agent, by phone at 1-800-BAY-FUND and then wiring the funds as follows:

  BayBanks
  ABA Number: 0110-0174-2
  Attention: Mutual Funds Services
  For Credit to: (identify the appropriate Fund -- INVESTMENT SHARES) Account 37153931
  Further Credit to: (shareholder name and account number)

THROUGH BAYBANKS OFFICES. You may place an order to purchase INVESTMENT SHARES of a Fund in person through designated BayBanks offices. Purchase orders placed through BayBanks offices typically would be received by the Transfer Agent within two Business Days. If you want more prompt processing, you should consider another method, such as "By Phone."
CORPORATE CUSTOMERS. Corporate customers of BayBanks interested in purchasing Fund INVESTMENT SHARES should consult their account relationship managers for procedures applicable to their accounts or call 1-800-554-3311. This prospectus should be read in conjunction with any materials provided by BayBanks regarding such procedures.

-----------------------------------------------

    YOU CAN BUY INVESTMENT SHARES CONVE-
    NIENTLY THROUGH THE AUTOMATIC INVEST-
    MENT PROGRAM.
----


AUTOMATIC INVESTMENT PROGRAM. When you participate in the Automatic Investment Program, you can purchase additional Fund INVESTMENT SHARES in minimum amounts of $50. You must previously have authorized in writing the total dollar amount to be deducted automatically from eligible BayBanks deposit accounts or your deposit account maintained at a domestic financial institution which is an automated clearing house member, and the frequency of the deductions. The funds will be invested in INVESTMENT SHARES of the specified Fund at the net asset value next determined. The Funds may reduce or waive the investment minimums for investors purchasing through qualified BayBanks accounts.

RETIREMENT PLANS. BayBanks makes INVESTMENT SHARES available for purchase by IRAs, rollover IRAs and Simplified Employee Pension Plans. For details, including minimum investments, application forms and other investment procedures, call 1-800-BAY-FUND.

HOW TO EXCHANGE INVESTMENT SHARES

-----------------------------------------------

    IF YOUR INVESTMENT NEEDS CHANGE, YOU
    CAN EASILY EXCHANGE A FUND'S INVESTMENT
    SHARES FOR INVESTMENT SHARES OF ANY
    OTHER BAYFUNDS PORTFOLIO AT NO CHARGE.
----


BayFunds consists of the Funds, BayFunds Bond Portfolio, BayFunds Short Term Yield Portfolio, and BayFunds Equity Portfolio. As an INVESTMENT SHARES shareholder, you have access to the INVESTMENT SHARES of all the portfolios ("Participating Funds") of BayFunds through an exchange program. You may also purchase BayFunds Shares of Massachusetts Municipal
Cash Trust with redemption proceeds of a BayFunds Portfolio by calling 1-800-BAY-FUND.

You may exchange INVESTMENT SHARES having a net asset value of at least $100 for INVESTMENT SHARES of any other Participating Fund in which you have an account. The minimum initial investment to establish an account in any other Participating Fund by exchange is $2,500, or $500 if you participate in the Automatic Investment Program or invest through an IRA. BayFunds does not charge any exchange fees.

Each exchange is considered a sale of shares of one fund and a purchase of shares of another fund. Shares submitted for exchange will be redeemed at the net asset value next determined after receipt of the exchange request by the Transfer Agent on a Business Day. INVESTMENT SHARES of the Participating Fund to be acquired will be purchased at the net asset value per share next determined on a Business Day. Transfers of money between a BayFunds Portfolio and BayFunds Shares of Massachusetts Municipal Cash Trust will be reflected as a redemption and purchase on a shareholder's account statement. In a transfer involving the BayFunds Shares of Massachusetts Municipal Cash Trust, the purchase order will be placed on the Business Day following the Business Day after which the redemption order has been executed.

If you do not have an account in the Participating Fund whose INVESTMENT SHARES you want to acquire, you must establish an account. Prior to any such exchange, you must receive a copy of the current prospectus of the Participating Fund into which an exchange is to be effected. This account will be registered in the same name and, unless you specify otherwise, will have the same dividend and distribution payment option as you selected with your existing account. If the new account registration (name, address, and taxpayer identification number) is not identical to your existing account, please call 1-800-BAY-FUND for the necessary new account or transfer procedures.

You may find the exchange privilege useful if your investment objectives or market outlook should change after you invest in any of the INVESTMENT SHARES of Participating Funds. You may obtain further information on the exchange privilege and obtain a prospectus by calling 1-800-BAY-FUND.

The exchange privilege is available to shareholders in any state in which INVESTMENT SHARES of the Participating Funds being acquired may be sold.

BayFunds reserves the right to terminate the exchange privilege at any time on 60 days' notice. Shareholders will be notified if this privilege is terminated.

Depending on the circumstances, an exchange may generate a short-term or long-term capital gain or loss for federal income tax purposes.

BY PHONE. You may provide instructions for exchanges by telephone between Participating Funds by calling 1-800-BAY-FUND.

You must have previously authorized the Funds in writing to accept telephone requests. If you have not done so, call 1-800-BAY-FUND to receive the necessary form and information on this feature. Each Fund uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, a Fund is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine. BY MAIL. You may send a written request for an exchange to:

  BayFunds
  P.O. Box 889
  Burlington, MA 01803

Your written request must include your name and tax identification number; the name of the specific Fund and INVESTMENT SHARES; the dollar amount or number of INVESTMENT SHARES to be redeemed; the name of the fund and class of shares which are to be purchased; and your account number. Your request must be signed by the registered owner(s) exactly as required by the account application.

THROUGH BAYBANKS OFFICES. You may place an order to exchange INVESTMENT SHARES in person through designated BayBanks offices. Exchange orders received through designated BayBanks offices typically would be received by the Transfer Agent within two Business Days. For more prompt processing, you should consider another method, such as "By Phone."

HOW TO REDEEM INVESTMENT SHARES

-----------------------------------------------

    WHEN YOU SELL YOUR INVESTMENT
    SHARES -- "REDEEM" THEM -- YOU RECEIVE
    THE NET ASSET VALUE PER SHARE NEXT
    DETERMINED AFTER THE REQUEST IS
    RECEIVED BY A FUND IN PROPER FORM.
    THERE ARE NO FEES OR OTHER REDEMPTION
    CHARGES (EXCEPT FOR REDEMPTIONS BY
    WIRE). YOU MAY REDEEM SOME OR ALL OF
    YOUR INVESTMENT.
----


Each Fund redeems its INVESTMENT SHARES at the net asset value next determined after the Fund has received your redemption request from the Transfer Agent in proper form. Redemption requests can be executed only on Business Days. If your redemption request is received by the Shareholder Servicing Agent on a non-Business Day, the Transfer Agent will not communicate your redemption request to the Fund until the next Business Day.

Redemption proceeds may be credited to an eligible BayBanks deposit account, paid by check, or paid by wire, as you previously designated in your application. Shareholders of a Fund must place redemption orders with the Shareholder Servicing Agent by 11:30 a.m. (Eastern time) on a Business Day in order to be eligible to receive redemption proceeds by wire on the day of redemption. The Funds ordinarily will make payment for INVESTMENT SHARES redeemed after proper receipt from the Transfer Agent of the redemption request and of all documents in proper form within one Business Day to an eligible BayBanks deposit account, within five Business Days if you requested redemption proceeds by check, or the same day by wire if the Funds receive your redemption request from the Transfer Agent by 2:00 p.m. (Eastern time) on the day of redemption. INVESTMENT SHARES of the Funds redeemed and wired the same day will not receive the dividend declared on the day of redemption.

SIGNATURE GUARANTEES. If you request a redemption for an amount in excess of $25,000 (no limitation if the proceeds are being credited to your BayBanks deposit account), a redemption of any amount to be sent to an address other than your address of record with the Fund, the transfer of the registration of INVESTMENT SHARES, or a redemption of any amount payable to someone other than yourself as the shareholder of record, your signature must be guaranteed on a written redemption request by a trust company or insured commercial bank; an insured savings association or savings bank; a member firm of a national or regional stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions.


BayFunds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds do not accept signatures guaranteed by a notary public. BayFunds and its Transfer Agent reserve the right to amend these standards at any time without notice. If you have a question about the proper form for redemption requests, call 1-800-BAY-FUND.

-----------------------------------------------

    YOU MAY REDEEM INVESTMENT SHARES BY
    PHONE, MAIL, WIRE, OR THROUGH BAYBANKS
    OFFICES. YOU MAY RECEIVE REDEMPTION
    PROCEEDS BY WIRE.
----


BY PHONE. You may redeem INVESTMENT SHARES by calling 1-800-BAY-FUND. You must have previously authorized the Fund in writing to accept telephone requests. If you have not done so, call 1-800-BAY-FUND to receive the necessary form.

In the event of drastic economic or market changes, you may experience difficulty in redeeming by telephone. If this occurs, you should consider another method of redemption, such as "By Mail." The Fund uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, a Fund is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine.

BY MAIL. You may redeem INVESTMENT SHARES by submitting a written request for redemption to:

  BayFunds
  P.O. Box 889
  Burlington, MA 01803

Your written request must include your name and tax identification number, the specific Fund's name, the INVESTMENT SHARES name, the dollar amount or number of INVESTMENT SHARES to be redeemed, and your account number. Your request must be signed by the registered owner(s) exactly as required by the account application.

BY WIRE. You may receive redemption proceeds of INVESTMENT SHARES by wire by calling 1-800-BAY-FUND. Redemption proceeds of at least $1,000 will be wired directly to the domestic commercial bank and account you previously designated in writing. You are charged a fee for each wire redemption and the fee is deducted from your redemption proceeds.

Each Fund reserves the right to wire redemption proceeds within five Business Days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund. However, the redemption order will be effected at the net asset value next determined after the redemption request is received by a Fund from the Transfer Agent in proper form. The Funds also reserve the right to terminate or modify the "By Wire" or "By Phone" redemption procedures at any time. In that event, shareholders would be promptly notified.

THROUGH BAYBANKS OFFICES. You may place an order to redeem INVESTMENT SHARES in person through designated BayBanks offices. Redemption orders received through designated BayBanks offices typically would be received by the Transfer Agent within two Business Days. For more prompt processing, you should consider another method, such as "By Phone."

BACKUP WITHHOLDING. The Internal Revenue Service requires that backup withholding of 31% apply to any redemption or exchange request on an account that has not certified its taxpayer identification number ("TIN"). Shareholders who either have not certified their number or applied for a number should be aware that backup withholding will apply to any redemption request processed prior to receipt of a TIN number and certification.

REDEMPTIONS BEFORE PURCHASE INSTRUMENTS CLEAR. If any portion of the Fund's INVESTMENT SHARES to be redeemed represents an investment made with uncollected funds, the Funds reserve the right to delay payment of proceeds until the Shareholder Servicing Agent is reasonably certain that the funds have been collected, which could take up to five Business Days.

AUTOMATIC WITHDRAWAL PROGRAM. An Automatic Withdrawal Program may be established for IRA accounts only whereby automatic redemptions are made from the account and transferred electronically to an eligible BayBanks deposit account or your deposit account maintained at a domestic financial institution that is an automated clearing house member. The minimum redemption amount is $100 per month. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to INVESTMENT SHARES, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. A shareholder may apply for participation in this program by calling 1-800-BAY-FUND for further information. If a shareholder withdraws any funds from the IRA account before reaching age 59 1/2 (except certain withdrawals of excess contributions and regular payments made over the shareholder's life expectancy), the shareholder will be subject to an IRS penalty tax of 10% of the taxable amount withdrawn in addition to regular income taxes on the taxable amount.

HOW TO BUY INSTITUTIONAL SHARES AND/OR TRUST SHARES

MINIMUM INVESTMENT. U.S. TREASURY FUND INSTITUTIONAL SHARES are sold to BayBank, N.A., its affiliated and correspondent banks and other institutions investing for their own account and on behalf of customers maintaining accounts at such banks and institutions. (BayBank, N.A., and such banks and institutions may be collectively referred to as the "Institution.") The minimum initial investment by an Institution is $500,000, and subsequent investments must be in amounts of at least $100,000. An Institution will set minimums for its customers.

U.S. TREASURY FUND INSTITUTIONAL SHARES are sold with no sales load. However, depending upon the terms of each customer account, an Institution may charge the customer account fees for services it provides, such as automatic investment, cash management, dividend payment processing, information regarding customer position, and sub-accounting with respect to customer accounts. Such fees may include compensating balance requirements or account maintenance fees, or may be based on account assets or transactions. Customers should obtain information about account services and fees directly from their Institution before authorizing the purchase of INSTITUTIONAL SHARES, and this prospectus should be read in conjunction with any such information.

MONEY MARKET FUND TRUST SHARES are sold with no sales load. The minimum initial investment in TRUST SHARES is $10,000. Subsequent investments must be in amounts of at least $100. The MONEY MARKET FUND may waive any investment minimums from time to time.

THROUGH BAYBANKS. INSTITUTIONAL SHARES. An institutional customer of BayBanks may telephone the BayBanks Trust Department toll-free at 1-800-462-9999. BayBanks Capital Markets customers should call 1-800-554-3311. Participants in Employee Benefits programs should contact their Plan Administrator. INSTITUTIONAL SHARES of the U.S. TREASURY FUND may be purchased in accordance with procedures established by an Institu-tion in connection with the requirements of its customer accounts. Procedures applicable to each Institution and each customer account governing the purchase of INSTITUTIONAL SHARES of the U.S. TREASURY FUND will differ. For example, such procedures may include instructions under which a customer's account is "swept" automatically on a daily basis of collected balances in excess of a minimum agreed to by an Institution and the customer. The U.S. TREASURY FUND expects that the Institution will transmit orders on behalf of their customers for the purchase of INSTITUTIONAL SHARES of the U.S. TREASURY FUND arising from automatic investment programs within one business day of the time the amounts in excess of the minimum balances are swept. Customers should consult their account relationship manager at their Institution for further information and procedures on purchasing INSTITUTIONAL SHARES of the U.S. TREASURY FUND. This prospectus should be read in conjunction with any materials provided by the Institution regarding such procedures.

TRUST SHARES. A customer of BayBanks may telephone the BayBanks Trust Department toll-free at 1-800-462-9999. Participants in Employee Benefits programs should contact their Plan Administrator. For the protection of investors, all phone communications may be recorded where not otherwise prohibited by law.
WHEN PURCHASES ARE EFFECTIVE. Orders by an Institution to purchase INSTITUTIONAL SHARES received in good order and accepted by the U.S. TREASURY FUND from the Transfer Agent by 2:00 p.m. (Eastern time) on a Business Day will be executed at the net asset value next determined and will begin earning dividends that day. The Transfer Agent will not communicate purchase orders to the U.S. TREASURY FUND until the Transfer Agent receives Federal funds or other available funds. Orders by an Institution to purchase INSTITUTIONAL SHARES received in good order and accepted by the U.S. TREASURY FUND from the Transfer Agent after 2:00 p.m. (Eastern time) and prior to 4:00 p.m. (Eastern time), will be executed at the net asset value next determined and INSTITUTIONAL SHARES will begin earning dividends the next Business Day. Each Institution is responsible for transmitting purchase orders promptly to the U.S. TREASURY FUND in accordance with the terms of its customer agreements.

Payment may be made to BayBanks either by check or Federal funds. If a purchase order for TRUST SHARES is received in good order and accepted by the MONEY MARKET FUND from the Transfer Agent by 2:00 p.m. (Eastern time) on a Business Day it will be executed at the net asset value next determined and TRUST SHARES will begin earning dividends that day. The Transfer Agent will not communicate a purchase order to the MONEY MARKET FUND until BayBanks has received the purchase price in Federal funds or other immediately available funds. If a purchase order is received in good order and accepted by the MONEY MARKET FUND from the Transfer Agent after 2:00 p.m. (Eastern time) and prior to 4:00 p.m. (Eastern time), it will be executed at the net asset value next determined and TRUST SHARES will begin earning dividends the next Business Day. When TRUST SHARES are purchased by check, the order is considered received when the check is converted into Federal funds, normally within two Business Days. When payment is made with Federal funds, it should be wired to BayBanks as agent for the Transfer Agent as follows: ABA No. 0113-0235-7; Wire Order Number 0110-0174-2; Fiduciary Account Number 03000-002-298-5. Investors not purchasing through BayBanks should consult their financial institution for wiring instructions. BayBanks is responsible for the prompt transmission of purchase orders received in good order to the Transfer Agent.

RETIREMENT PLANS. For information about retirement plan vehicles established by employers for their employees which are qualified under Section 401(k) and 403(b) of the Internal Revenue Code, call BayBank at 1-800-462-9999, extension 4589 or write to BayBank, Corporate Trust -- New Business Department, 7 New England Executive Park, Burlington, MA 01803.

HOW TO EXCHANGE INSTITUTIONAL SHARES AND/OR TRUST SHARES

BayFunds consists of the Funds, BayFunds Bond Portfolio, BayFunds Short Term Yield Portfolio, and BayFunds Equity Portfolio. Customers may access the INSTITUTIONAL SHARES or TRUST SHARES of all of these portfolios of BayFunds ("Participating Funds") through an exchange program. In addition, institutions may purchase BayFunds Shares of Massachusetts Municipal Cash Trust with redemption proceeds of a BayFunds Portfolio. A customer of BayBanks may telephone the BayBanks Trust Department toll-free at 1-800-462-9999. BayBanks Capital Markets customers should call 1-800-554-3311. Participants in Employee Benefits programs should contact their Plan Administrator. Procedures will be established by each Institution in connection with the requirements of its customer accounts and the Participating Funds. Customers should contact their trust relationship officer or Institution to obtain further information on exchange privileges. Prior to any such exchange, a customer must receive a copy of the current prospectus of the Participating Fund into which an exchange is to be effected.

The exchange privilege is available to shareholders in any state in which Participating Funds' shares being acquired may be sold.

HOW TO REDEEM INSTITUTIONAL SHARES AND/OR TRUST SHARES

INSTITUTIONAL SHARES of the U.S. TREASURY FUND may be redeemed in accordance with procedures established by an Institution in connection with the requirements of its customer accounts. Procedures applicable to each Institution and each customer account governing the redemption of INSTITUTIONAL SHARES of the U.S. TREASURY FUND will differ. Customers should contact their Institution for further information. Each Institution is responsible for transmitting redemption orders promptly to the U.S. TREASURY FUND and crediting customers' accounts with redemption proceeds on a timely basis. The U.S. TREASURY FUND does not impose any sales loads or redemption fees on redemptions of INSTITUTIONAL SHARES. The U.S. TREASURY FUND assesses no charges for wiring redemption proceeds. However, Institutions may charge customer accounts for redemption services. Information relating to such redemption services and charges, if any, are available from the Institutions.

The MONEY MARKET FUND redeems TRUST SHARES at their net asset value next determined after the MONEY MARKET FUND has received the redemption request from the Transfer Agent in proper form. The MONEY MARKET FUND does not impose any sales loads or redemption fees on redemptions of TRUST SHARES.

WHEN REDEMPTIONS ARE EFFECTIVE. Redemption orders are effected at the net asset value per INSTITUTIONAL SHARE next determined after proper receipt of the redemption request by the U.S. TREASURY FUND from the Transfer Agent in proper form. Institutions may transmit redemption orders by telephoning the Transfer Agent. Payment for redemption orders received by the Transfer Agent by 2:00 p.m. (Eastern time) on a Business Day will be wired the same day to the Institution for credit to customer accounts that day. INSTITUTIONAL SHARES so redeemed will not be eligible to receive the dividend declared on the redemption date. Payment for redemption orders received after 2:00 p.m. (Eastern time) or on a non-Business Day will normally be wired in Federal funds to the Institution for credit to customer accounts on the next Business Day. The U.S. TREASURY FUND reserves the right to wire re-demption proceeds within five Business Days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the U.S. TREASURY FUND.
Redemption requests for TRUST SHARES can be executed only on Business Days. If a redemption request is received through BayBanks on a non-Business Day, the Transfer Agent will not communicate the redemption request to the MONEY MARKET FUND until the next Business Day.

BY TELEPHONE. A customer of BayBanks may telephone the BayBanks Trust Department toll-free at 1-800-462-9999. BayBanks Capital Markets customers should call 1-800-554-3311. Participants in Employee Benefits programs should contact their Plan Administrator. Redemption proceeds may be paid by check or paid by wire. The MONEY MARKET FUND ordinarily will make payment for TRUST SHARES redeemed after proper receipt from the Transfer Agent of the redemption request the same day by wire if the MONEY MARKET FUND receives the redemption request from the Transfer Agent by 2:00 p.m. (Eastern time) on the day of redemption. TRUST SHARES redeemed and wired on the same day will not receive the dividend declared on the day of redemption. Payment for TRUST SHARES of the MONEY MARKET FUND redeemed by check will be within five Business Days. The MONEY MARKET FUND reserves the right to wire redemption proceeds within five Business Days after receiving the order if, in its judgment, an earlier payment could adversely affect the MONEY MARKET FUND. If at any time the MONEY MARKET FUND shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the MONEY MARKET FUND to accept telephone requests must first be completed. Authorization forms and information on this service are available from BayBanks or (for Texas residents) the Distributor. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered. The MONEY MARKET FUND uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, the MONEY MARKET FUND is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the MONEY MARKET FUND reasonably believed that the instructions were genuine.

BY MAIL. A shareholder who is a customer of BayBanks may redeem TRUST SHARES of the MONEY MARKET FUND by sending a written request to BayBanks. The written request should include the shareholder's name, the Fund name, the TRUST SHARES name, the account number, and the TRUST SHARE or dollar amount requested, and should be signed by each registered owner exactly as the TRUST SHARES are registered. For assistance in redeeming by mail, a customer of BayBanks may telephone the BayBanks Trust Department toll-free at 1-800-462-9999. BayBanks Capital Markets customers should call 1-800-554-3311. Participants in Employee Benefits programs should contact their Plan Administrator.

Except for 401(k) plan participants and administrators, shareholders requesting a redemption of $25,000 or more (no limitation if the proceeds are being credited to a BayBanks deposit account), a redemption of any amount to be sent to an address other than that on record with the MONEY MARKET FUND, a transfer of the registration of TRUST SHARES, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

- a trust company or insured commercial bank;

- an insured savings association or a savings bank;

- a member firm of a national or regional stock exchange; or

- any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The MONEY MARKET FUND may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The MONEY MARKET FUND does not accept signatures guaranteed by a notary public. The MONEY MARKET FUND and the Transfer Agent reserve the right to amend these standards at any time without notice.

REDEMPTIONS BEFORE PURCHASE INSTRUMENTS CLEAR. If any portion of a Fund's INSTITUTIONAL SHARES or TRUST SHARES to be redeemed represents an investment made with uncollected funds, the Fund reserves the right to delay payment of proceeds until BayBanks is reasonably certain that the funds have been collected, which could take up to five Business Days.

------------------------------------------------------

                     ADDITIONAL INFORMATION YOU SHOULD KNOW

MINIMUM BALANCE

Due to the high cost of maintaining accounts with low balances, a Fund may redeem Shares (other than in retirement plan accounts or IRAs) and send the shareholder the proceeds if, due to shareholder redemptions, an account balance falls below a minimum value of:

  - $1,000 for INVESTMENT SHARES;

  - $100,000 for INSTITUTIONAL SHARES of the U.S. TREASURY FUND; or

  - $10,000 for TRUST SHARES of the MONEY MARKET FUND.

However, before Shares are redeemed to close an account, the shareholder or the Institution, as applicable, will be notified in writing and given 60 days to purchase additional Shares to meet the minimum balance requirement. The Funds reserve the right to amend this standard upon 60 days' prior written notice to shareholders. The Funds also reserve the right to redeem their Shares involuntarily or to make payment for redemptions in the form of securities if it appears appropriate to do so in light of their responsibilities under the Investment Company Act of 1940. Customers of Institutions should consult their relevant account agreements for any applicable balance requirements.

CONFIRMATIONS AND STATEMENTS. Confirmations are sent at least monthly to the Institutions or shareholders of record to report transactions such as purchases and redemptions as well as dividends paid during the month. However, BayBank IRA customers will receive quarterly statements for their accounts.


INSTITUTIONAL SHARES of the U.S. TREASURY FUND will be held of record by the Institutions or in the name of a nominee of the Institutions. Beneficial ownership of INSTITUTIONAL SHARES of the U.S. TREASURY FUND will be recorded by the Institutions and reflected in statements of account provided by the Institutions to their customers. It is the responsibility of the Institutions to provide the customers with confirmations and statements of account with respect to INSTITUTIONAL SHARES transactions made for their accounts at the Institutions in accordance with procedures established by the Institutions.

DIVIDENDS AND DISTRIBUTIONS

Dividends from a Fund's net investment income are declared daily to shareholders of record (normally the Institutions in the case of the U.S. TREASURY FUND) immediately following the 2:00 p.m. (Eastern time) pricing of shares.

Shareholders of INVESTMENT SHARES elect in writing how they wish to receive dividends and distributions. Such shareholders may choose automatic reinvestment in additional INVESTMENT SHARES at the net asset value next determined on the payment dates, automatic credit to an eligible BayBanks deposit account, or payment by check. If such shareholders fail to select an option, all distributions will be reinvested in additional INVESTMENT SHARES.

With respect to the INSTITUTIONAL SHARES of the U.S. TREASURY FUND, dividends are paid monthly within five Business Days after the end of such calendar month. Institutions may elect to (a) have their dividends and distributions automatically reinvested in additional INSTITUTIONAL SHARES of the U.S. TREASURY FUND at the net asset value next determined on the payment dates, (b) receive their dividends and distributions in cash, or (c) receive a combination of additional INSTITUTIONAL SHARES of the U.S. TREASURY FUND and cash. It is expected that customers of an Institution's automatic investment program will receive all dividends and distributions of the U.S. TREASURY FUND in cash credited to their account pursuant to the terms of their agreement with an Institution; all other customers should contact their Institution for further information about dividend elections.

With respect to the TRUST SHARES of MONEY MARKET FUND, dividends are paid monthly and will be reinvested on payment dates in additional TRUST SHARES of the MONEY MARKET FUND unless cash payments are requested by writing to the MONEY MARKET FUND or BayBanks as appropriate.

The amount of dividends payable to INSTITUTIONAL SHARES of the U.S. TREASURY FUND and TRUST SHARES of the MONEY MARKET FUND will exceed that of INVESTMENT SHARES of the corresponding Fund by the difference between class expenses and shareholder servicing fees borne by shares of each respective class of shares of the Fund. (Currently, there are no differences in class expenses other than shareholder servicing fees.)

Neither Fund expects to realize any net long-term capital gains. If for some extraordinary reason a Fund realizes net long-term capital gains, it will distribute them at least annually.

TAX INFORMATION

-----------------------------------------------

    THIS DISCUSSION OF TAXES IS FOR GENERAL
    INFORMATION ONLY. PLEASE CONSULT YOUR
    OWN TAX ADVISER ABOUT YOUR PARTICULAR
    SITUATION.
----


FEDERAL INCOME TAX. Each Fund intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies in order not to be liable for any Federal income taxes on income and gains distributed to the Fund's shareholders. Each Fund will distribute substantially all of its net investment income and net realized gains at least annually.

Each Fund will be treated as a single, separate entity for Federal income tax purposes.

Unless otherwise exempt, shareholders are required to pay Federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions from a Fund's net investment income and short-term capital gains will be taxed as ordinary income and will not be eligible for the dividends received deduction available to corporations.

Early each year, each Fund will notify its shareholders of the amount and tax status of distributions paid to the shareholder for the preceding year.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

-----------------------------------------------

    YOU CAN FOLLOW EACH FUND'S PERFORM-
    ANCE.
----


From time to time, in advertisements or in reports to shareholders, the total return and yield performance of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to relevant money market indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Funds may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.

National financial publications in which total return and yield performance data are reported include The Wall Street Journal, The New York Times, Forbes, or Money magazine. Publications of a local or regional nature, such as The Boston Globe or The Boston Herald, may also be used in comparing the total return and yield performance of the Funds.

The yield of the Shares represents the annualized rate of income earned on an investment in the Shares over a seven-day period. It is the annualized dividends earned during the period on the investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in the Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield, effective yield and total return will be calculated separately for INSTITUTIONAL SHARES of the U.S. TREASURY FUND, TRUST SHARES of the MONEY MARKET FUND and INVESTMENT SHARES of each of the Funds. Expense differences between INSTITUTIONAL SHARES of the U.S. TREASURY FUND, TRUST SHARES of the MONEY MARKET FUND and INVESTMENT SHARES of each of the Funds may affect the performance of each class.

MANAGEMENT, DISTRIBUTION AND
ADMINISTRATION

BayFunds was established as a Massachusetts business trust under a Declaration of Trust dated April 1, 1991. The Declaration of Trust permits BayFunds to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Funds, as of the date of this prospectus, the Trustees have established two classes of shares, INVESTMENT SHARES and INSTITUTIONAL SHARES of the U.S. TREASURY FUND and INVESTMENT SHARES and TRUST SHARES of the MONEY MARKET FUND.

INVESTMENT SHARES of the Funds are offered primarily to individuals who purchase shares through BayBanks and its affiliates. INSTITUTIONAL SHARES of the U.S. TREASURY FUND are sold to BayBank, N.A., its affiliated and correspondent banks and other institutions investing for their own account and on behalf of customers maintaining accounts at such banks and institutions. TRUST SHARES of the MONEY MARKET FUND are sold to trusts, fiduciaries and institutions.

-----------------------------------------------

    AS A SHAREHOLDER, YOU ARE ENTITLED TO
    VOTE ON CERTAIN MATTERS.
----


VOTING RIGHTS. Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in BayFunds have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that particular fund or class are entitled to vote.

As a Massachusetts business trust, BayFunds is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in BayFunds' or a Fund's operation and for the election of Trustees under certain circumstances. As of February 5, 1996, Express & Co., Boston, Massachusetts, acting in various capacities for numerous accounts, was the owner of record of 719,660,923 INSTITUTIONAL SHARES (82%) of the U.S. TREASURY FUND and, therefore, may be deemed to control the U.S. TREASURY FUND within the meaning of the Investment Company Act of 1940, and be able to affect the outcome of certain matters presented for a vote of shareholders. As of February 5, 1996, Slatt & Co., Burlington, Massachusetts, acting in various capacities for numerous accounts, was the owner of record of 163,437,588 TRUST SHARES (95%) of the MONEY MARKET FUND and, therefore, may be deemed to control the MONEY MARKET FUND within the meaning of the Investment Company Act of 1940, and be able to affect the outcome of certain matters presented for a vote of shareholders. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of BayFunds' outstanding shares of all portfolios entitled to vote.

-----------------------------------------------

    A BOARD OF TRUSTEES SUPERVISES
    BAYFUNDS.
----


BayFunds is managed by a Board of Trustees. The Trustees are responsible for managing BayFunds' business affairs and for exercising all BayFunds' powers except those reserved for the shareholders.

INVESTMENT ADVISERS

-----------------------------------------------

    ACTING UNDER THE DIRECTION OF THE
    TRUSTEES, THE ADVISERS MAKE INVESTMENT
    DECISIONS FOR THE FUNDS. THE ADVISERS
    HAVE EXTENSIVE INVESTMENT EXPERIENCE
    AND ARE SUBSIDIARIES OF A LEADING NEW
    ENGLAND FINANCIAL SERVICES
    ORGANIZATION.
----


Pursuant to investment advisory contracts with BayFunds, investment decisions for the U.S. TREASURY FUND are made by BayBank, N.A., and investment decisions for the MONEY MARKET FUND are made by BayBanks Investment Management, Inc., the Funds' investment advisers (individually referred to as the "Adviser," and collectively as the "Advisers"), subject to direc-tion by the Trustees. The Advisers continually conduct investment research and supervision for the respective Funds and are responsible for the purchase and sale of portfolio instruments, for which they receive an annual fee from the respective Fund.

ADVISORY FEES. BayBank, N.A., receives an annual investment advisory fee equal to .20 of 1% of the U.S. TREASURY FUND's average daily net assets. BayBanks Investment Management, Inc. receives an annual investment advisory fee equal to
 .40 of 1% of the MONEY MARKET FUND's average daily net assets. The Advisers have undertaken to reimburse the respective Funds, up to the amount of the advisory fees, for operating expenses in excess of limitations established by certain states. The Advisers also may voluntarily choose to waive a portion of their fees or reimburse the Funds for certain other expenses, but reserve the right to terminate such waiver or reimbursement at any time at their sole discretion.

ADVISERS' BACKGROUND. The Advisers are wholly-owned subsidiaries of BayBanks, Inc., a bank holding company organized under the laws of the Commonwealth of Massachusetts. BayBanks, Inc. through its banking subsidiaries (hereinafter "BayBanks") and affiliates, offers a full range of financial services to the public, including depository services, commercial lending, cash management, brokerage, retail banking, mortgage banking, and investment advisory and trust services. As part of their regular banking operations, BayBanks may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of BayBanks. The lending relationship will not be a factor in the selection of securities.

BayBank, N.A., Adviser to the U.S. TREASURY FUND, manages approximately $1.1 billion (as of December 31, 1995) in the U.S. TREASURY FUND. BayBank, N.A., through its Capital Markets Division, manages more than $2.6 billion of assets in the investment portfolios of BayBanks, Inc. BayBank, N.A., is the successor to BayBank Boston, N.A., the former adviser to the U.S. TREASURY FUND. BayBank, N.A. was created in order to restructure the banking subsidiaries of BayBanks into a single national bank, effective October 31, 1995.

BayBanks Investment Management, Inc., the Adviser for the MONEY MARKET FUND, is a registered investment adviser and provides investment advisory services for trust and other managed assets. BayBanks Investment Management, Inc. was established as a separate subsidiary of BayBanks, Inc. in 1985, but its predecessor division and personnel have been providing investment advisory services to BayBanks' customers for more than 65 years. As of December 31, 1995, the Trust Division of BayBank, a state-chartered affiliate of BayBanks Investment Management, Inc., acted as custodian for assets totaling $5.4 billion. Of this amount, BayBanks Investment Management, Inc. managed $1.7 billion of discretionary assets. BayBanks Investment Management, Inc., and BayBanks have been managing commingled funds for over twenty years. At the present time BayBanks Investment Management, Inc. serves as adviser to 6 such commingled funds with total assets of approximately $308 million. BayBanks Investment Management, Inc. has managed mutual funds since August 1991 and manages approximately $448 million (as of December 31, 1995) in various BayFunds Portfolios.

On December 12, 1995, BayBanks entered into a definitive Agreement and Plan of Reorganization, whereby BayBanks, Inc. would be acquired by Bank of Boston Corp., a bank holding company headquartered in Boston, Massachusetts (the "Acquisition"). As a result, upon completion of the Acquisition, all existing subsidiaries of BayBanks, Inc., including the Advisers, would become subsidiaries of Bank of Boston Corp. The Acquisition is expected to be completed on or before June 30, 1996, pending approval by both companies' shareholders as well as the receipt of various regulatory approvals and the completion of other closing conditions.

Under the provisions of the Investment Company Act of 1940, completion of the Acquisition would result in an assignment, and therefore automatic termination, of the Advisers' current investment advisory contracts with the Funds (the "Termination"). Accordingly, prior to the completion of the Acquisition, the Trustees of the Funds will meet to consider matters relating to the Termination. It is anticipated that a Special Meeting of Fund Shareholders will be held to seek, among other things, approval of new investment advisory contracts with the successors to the Advisers ("New Contracts") on behalf of the Funds. It is anticipated that the terms of the New Contracts would be substantively the same as the terms of the present contracts, except for the effective date which, in the case of the New Contracts, is expected to be on or before the consummation of the Acquisition. It is anticipated that shareholders as of a certain record date in 1996 will receive a proxy statement discussing these matters in detail, and will be entitled to vote at the Special Meeting.

AUTHORITY TO ACT AS INVESTMENT ADVISER. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956, or any affiliate thereof, from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. Each Fund's investment adviser (BayBanks Investment Management, Inc. and BayBank, N.A., ) is subject to such banking laws and regulations.

The Advisers believe that they may perform the investment advisory services for the Funds contemplated by their advisory agreement with BayFunds without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent the Advisers from continuing to perform all or a part of the above services for their customers and/or the Funds. If this happens, changes in the operation of the Funds may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to BayBanks Investment Management, Inc. and/or BayBank, N.A., is found) as a result of any of these occurrences.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.


DISTRIBUTION

-----------------------------------------------

    FEDERATED SECURITIES CORP. IS THE
    PRINCIPAL DISTRIBUTOR FOR SHARES OF THE
    FUNDS.
----


Federated Securities Corp. is the principal distributor (the "Distributor") for Shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATIVE ARRANGEMENTS. The Distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of Shares. Any fees paid for these services by the Distributor will be reimbursed by the Adviser and not the Funds.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

ADMINISTRATION

-----------------------------------------------

    VARIOUS ORGANIZATIONS PROVIDE SERVICES
    TO THE FUNDS.
----


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified in the following table:

                           AVERAGE AGGREGATE
      MAXIMUM              DAILY NET ASSETS
ADMINISTRATIVE FEE            OF BAYFUNDS
-------------------    -------------------------
     .15 of 1%         on the first $250 million
    .125 of 1%         on the next $250 million
     .10 of 1%         on the next $250 million
    .075 of 1%            on assets in excess
                            of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 for each Fund. Federated Administrative Services may choose voluntarily to reimburse a portion of its fee at any time.


SHAREHOLDER SERVICING AGENT. BayBank Systems, Inc., Waltham, Massachusetts, is the Funds' shareholder servicing agent for INVESTMENT SHARES. The Funds may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of INVESTMENT SHARES for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of INVESTMENT SHARES. This fee will be equal to .25 of 1% of the Funds' average daily net assets of INVESTMENT SHARES for which the Shareholder Servicing Agent provides services; however, the Shareholder Servicing Agent may choose volun-tarily to waive all or a portion of its fee at any time.

As a subsidiary of BayBanks, Inc., the Shareholder Servicing Agent would also be affected by the Acquisition described above. It is anticipated that the Trustees will also consider continuing substantively the same arrangement for shareholder servicing subsequent to the Acquisition. In any event, a shareholder vote to continue these services is not required.

CODE OF ETHICS COMPLIANCE

In accordance with industry-wide recommendations as endorsed by the Securities and Exchange Commission, the Trust, the Advisers and the Distributor have revised their respective Codes of Ethics governing personal securities trading of trustees, directors, officers and employees. Generally, the Codes implement various restrictions on such persons, such as requiring them to preclear their securities investments; banning their short-term trading; prohibiting them from investing in private placements without prior written approval; restricting trading during periods of Fund trading; prohibiting them from receiving gifts from any person or entity doing business with the Fund; and prohibiting them from serving as directors of public companies without prior approval. In addition, the Codes require such persons to report their securities holdings and trading activity, and may subject them to punishment for violations.


------------------------------------------------------
------------------------------------------------------

                                   ADDRESSES

                 BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO
                        BAYFUNDS MONEY MARKET PORTFOLIO
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                                  DISTRIBUTOR

                           Federated Securities Corp.
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                             INVESTMENT ADVISER TO
                                 BAYFUNDS MONEY
                                MARKET PORTFOLIO

                      BayBanks Investment Management, Inc.
                               155 Federal Street
                          Boston, Massachusetts 02110

                             INVESTMENT ADVISER TO
                             BAYFUNDS U.S. TREASURY
                             MONEY MARKET PORTFOLIO

                                 BayBank, N.A.
                               175 Federal Street
                          Boston, Massachusetts 02110

                          TRANSFER AGENT AND DIVIDEND
                                DISBURSING AGENT

                              DST Systems, Inc.
                              210 West 10th Street
                          Kansas City, Missouri 64105

                          SHAREHOLDER SERVICING AGENT

                             BayBank Systems, Inc.
                          One BayBank Technology Place
                          Waltham, Massachusetts 02154

                                   CUSTODIAN

                              The Fifth Third Bank
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45202

                         PORTFOLIO ACCOUNTING SERVICES

                       Federated Administrative Services
                           Federated Investors Tower
                           Pittsburgh, PA 15222-3779

                              COUNSEL TO BAYFUNDS

                                  Ropes & Gray
                         1001 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                      COUNSEL TO THE INDEPENDENT TRUSTEES

                              Sullivan & Worcester
                         1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

                              INDEPENDENT AUDITORS

                               Ernst & Young LLP
                               One Oxford Centre
                         Pittsburgh, Pennsylvania 15219


[THIS PAGE INTENTIONALLY LEFT BLANK]



                            BAYFUNDS BOND PORTFOLIO
                      BAYFUNDS SHORT TERM YIELD PORTFOLIO
                           BAYFUNDS EQUITY PORTFOLIO
                     (INVESTMENT AND INSTITUTIONAL SHARES)
                          (PORTFOLIOS OF BAYFUNDS(R))
                 COMBINED STATEMENT OF ADDITIONAL INFORMATION
   This combined Statement of Additional Information should be read with the combined prospectus for BAYFUNDS BOND PORTFOLIO ("BOND FUND"), BAYFUNDS SHORT TERM YIELD PORTFOLIO ("SHORT TERM YIELD FUND"), and BAYFUNDS EQUITY PORTFOLIO ("EQUITY FUND") (individually referred to as a "Fund" or collectively as the "Funds"), dated March 1, 1996. This Statement is not a prospectus. Customers of BayBanks and its affiliates may request a copy of a prospectus or a paper copy of this combined Statement of Additional Information, if you have received it electronically, free of charge by calling toll free at 1-800-BAY-FUND (1-800-229-3863) for INVESTMENT SHARES. Customers of BayBanks Trust Department may call (617) 273-1700 in Massachusetts or toll free 1-800-462-9999 ext. 4589 during normal business hours for INSTITUTIONAL SHARES. Terms used herein are as defined the BayFunds Income Portfolios and Equity Portfolio prospectus unless noted otherwise.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

                          Statement dated March 1, 1996
FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS




GENERAL INFORMATION ABOUT THE FUNDS   1

INVESTMENT OBJECTIVES AND POLICIES OF
THE FUNDS                             1

TYPES OF INVESTMENTS                  1

 BANK INSTRUMENTS                     1
 OBLIGATIONS OF FOREIGN ISSUERS       1
 REPURCHASE AGREEMENTS                1
 REVERSE REPURCHASE AGREEMENTS        1
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                        2
 LENDING OF PORTFOLIO SECURITIES      2
 PORTFOLIO TURNOVER                   2
 WEIGHTED AVERAGE PORTFOLIO MATURITY  2
 DURATION                             3
 MORTGAGE-BACKED ASSET-BACKED
  SECURITIES                          3
 CREDIT FACILITIES                    5
 CREDIT ENHANCEMENT                   5
 DEMAND FEATURES                      5
 CONVERTIBLE SECURITIES               5
 WARRANTS                             6
 STOCK INDEX FUTURES CONTRACTS        6
 "MARGIN" IN FUTURES TRANSACTIONS     6
 INVESTMENT LIMITATIONS               6
BAYFUNDS MANAGEMENT                   9

 TRUSTEES AND OFFICERS                9



 FUND OWNERSHIP                      11
 TRUSTEE COMPENSATION                11
 TRUSTEE LIABILITY                   11
INVESTMENT ADVISORY SERVICES         11

 ADVISER TO THE FUNDS                11
 ADVISORY FEES                       12
BROKERAGE TRANSACTIONS               12

SHAREHOLDER SERVICING ARRANGEMENTS   13

OTHER SERVICES                       13

 FUND ADMINISTRATION                 13
 TRANSFER AGENT, DIVIDEND DISBURSING
  AGENT AND PORTFOLIO ACCOUNTING
  SERVICES                           13
 CUSTODIAN                           13
 INDEPENDENT AUDITORS                13
 LEGAL COUNSEL                       13
PURCHASING SHARES                    14

 EXCHANGING SECURITIES FOR SHARES OF
  THE FUNDS                          14
DETERMINING NET ASSET VALUE          14

 DETERMINING MARKET VALUE OF SECURITIES
                                     14
EXCHANGE PRIVILEGES                  14

 REQUIREMENTS FOR EXCHANGE           14



 MAKING AN EXCHANGE                  14
REDEEMING SHARES                     14

 REDEMPTION IN KIND                  15
ADDITIONAL INFORMATION YOU SHOULD KNOW15

 MONTHLY STATEMENTS                  15
 COMPANION ACCOUNT AVAILABILITY      15
MASSACHUSETTS LAW                    15

TAX STATUS                           15

 THE FUNDS' TAX STATUS               15
TOTAL RETURN                         16

YIELD                                16

PERFORMANCE COMPARISONS              16

FINANCIAL STATEMENTS                 18

APPENDIX                             19



GENERAL INFORMATION ABOUT THE FUNDS

The Funds are portfolios of BayFunds, which was established as a Massachusetts business trust under a Declaration of Trust dated April 1, 1991.
The portfolios of BayFunds are: BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO; BAYFUNDS MONEY MARKET PORTFOLIO; BAYFUNDS BOND PORTFOLIO; BAYFUNDS SHORT TERM YIELD PORTFOLIO; and BAYFUNDS EQUITY PORTFOLIO. This combined Statement of Additional Information relates only to the BOND FUND, the SHORT TERM YIELD FUND, and EQUITY FUND.
The Funds are offered in two classes of shares, INVESTMENT SHARES and INSTITUTIONAL SHARES. Collectively, the classes will be referred to as "Shares."
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The prospectus for the Funds discusses each Fund's investment objective and the policies each Fund employs to achieve that objective. The following discussion supplements the description of the Funds' investment policies in the prospectus. The Funds' investment objectives cannot be changed without approval of shareholders. Unless indicated otherwise, the investment policies described in the prospectus may be changed by the Board of Trustees ("Trustees") without the approval of each Fund's shareholders. Shareholders will be notified before any material changes in these policies become effective.
TYPES OF INVESTMENTS

THE FOLLOWING POLICIES APPLY TO ALL THREE FUNDS.
BANK INSTRUMENTS
The Funds only invest in those bank instruments ("Bank Instruments") which are either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund or the Savings



Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation. Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), Eurodollar Time Deposits ("ETDs") and Canadian Time Deposits. OBLIGATIONS OF FOREIGN ISSUERS
Obligations of a foreign issuer may present greater risks than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, investments in foreign issuers may include additional risks associated with less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on obligations of foreign issuers. As a matter of practice, the Funds will not invest in the obligations of a foreign issuer if any such risk appears to the Funds' adviser to be substantial.
REPURCHASE AGREEMENTS
The Funds, their custodian, or sub-custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive more or less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Funds believe that, under the regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.
When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Funds may engage in when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for the Funds. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Funds sufficient to make payment for the securities to be purchased are segregated on the Funds' records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.



LENDING OF PORTFOLIO SECURITIES
The collateral received when each Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
PORTFOLIO TURNOVER
Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities in a Fund's portfolio will be sold whenever the adviser believes it is appropriate to do so in light of a Fund's investment objective, without regard to the length of time a particular security may have been held.
The adviser does not anticipate that a Fund's annual portfolio turnover rate will exceed 200% for the BOND FUND or 150% for the EQUITY FUND under normal market conditions. Although it was expected that the portfolio turnover rate for SHORT TERM YIELD FUND would not exceed 150% for the year ended December 31, 1995, the actual rate was 167%. The higher portfolio turnover rate was due primarily to a repositioning of the SHORT TERM YIELD FUND'S investments to respond to the volatility of short-term interest rates. In addition, the SHORT TERM YIELD FUND was able to achieve positive results by swapping into relatively more attractive sectors of the fixed income market as the year progressed. The anticipated annual rate of portfolio turnover for SHORT TERM YIELD FUND is generally not expected to exceed 200% in the future.



For the year ended December 31, 1995, the portfolio turnover rates for BOND FUND, SHORT TERM YIELD FUND, and EQUITY FUND were 161%, 167%, and 76%, respectively. For the year ended December 31, 1994, the portfolio turnover rates for BOND FUND, SHORT TERM YIELD FUND, and EQUITY FUND were 134%, 148%, and 108%, respectively.
THE FOLLOWING POLICIES APPLY TO THE BOND FUND AND SHORT TERM YIELD FUND ONLY. WEIGHTED AVERAGE PORTFOLIO MATURITY
The BOND FUND and SHORT TERM YIELD FUND will determine their dollar-weighted average portfolio maturity by assigning a "weight" to each portfolio security based upon the pro rata market value of such portfolio security in comparison to the market value of the entire portfolio. The remaining maturity of each portfolio security is then multiplied by its weight, and the results are added together to determine the weighted average maturity of the portfolio. For purposes of calculating their dollar-weighted average portfolio maturity, the BOND FUND and SHORT TERM YIELD FUND will: (a) treat asset-backed securities as having a maturity equal to their estimated weighted-average maturity; and (b) treat variable and floating rate instruments as having a remaining maturity commensurate with the period remaining until the next scheduled adjustment to the instrument's interest rate. The average maturity of asset-backed securities will be calculated based upon assumptions established by the adviser as to the probable amount of principal prepayments weighted by the period until such prepayments are expected to be received.


DURATION
Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends on three primary variables: the security's coupon rate, maturity date, and level of market interest rates for similar debt securities. Generally, debt securities with lower coupons or longer maturities will have a longer duration than securities with higher coupons or shorter maturities.
Duration is calculated by dividing the sum of the time-weighted values of cash flows of a security or portfolio of securities, including principal and interest payments, by the sum of the present values of the cash flows. Certain debt securities, such as asset-backed securities, may be subject to prepayment at irregular intervals. The duration of these instruments will be calculated based upon assumptions established by the investment adviser as to the probable amount and sequence of principal prepayments.
Mathematically, duration is measured as follows:
Duration = PVCF1(1)/PVTCF + PVCF2(2)/PVTCF + PVCF3(3)/PVTCF + ... + PVCF4(4)/PVTCF where
PVCFt = the present value of the cash flow in period t discounted at the prevailing yield-to-maturity t = the period when the cash flow is received n = remaining number of periods until maturity
PVTCF = total present value of the cash flow from the bond where the present value is determined using the prevailing yield-to-maturity
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the BOND FUND and SHORT TERM YIELD FUND reinvest the payments and any unscheduled prepayments of principal received, the BOND FUND and SHORT TERM YIELD FUND may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium.
Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities. In addition, at the time the BOND FUND and SHORT TERM YIELD FUND reinvest the payments and any unscheduled prepayments of principal received, the Funds may receive a rate of interest which is actually lower than the rate of interest paid on these securities.
Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.
  COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")
     The BOND FUND and SHORT TERM YIELD FUND may invest in CMOs. Privately-issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such CMOs has expanded considerably since their inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.
  REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")
     REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.
  RESETS OF INTEREST
     The interest rates paid on some of the Adjustable Rate Mortgage Securities ("ARMS"), CMOs, and REMICs in which the BOND FUND and SHORT TERM YIELD FUND invest will be readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the six-month Treasury Bill rate, the one-month or three-month London Interbank Offered Rate ("LIBOR") and the National Median Cost of Funds. Some indices, such as the three-month and six-month Treasury Bill rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to have somewhat less volatile interest rates.
     To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an ARMS will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, ARMS which use indices that lag changes in market rates should experience greater price volatility than ARMS that closely mirror the market. Certain residual interest tranches of CMOs may have adjustable interest rates that deviate significantly from prevailing market rates, even after the interest rate is reset, and are subject to correspondingly increased price volatility. In the event that the BOND FUND and SHORT TERM YIELD FUND purchase such residual interest mortgage securities, it will factor in the increased interest and price volatility of such securities when determining its dollar-weighted average portfolio maturity.
  CAPS AND FLOORS
     The underlying mortgages which collateralize the ARMS, CMOs and REMICs in which the BOND FUND and SHORT TERM YIELD FUND invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval; and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.
     The value of mortgage securities in which the BOND FUND and SHORT TERM YIELD FUND invest may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Funds invest to be shorter than the maturities stated in the underlying mortgages.


THE FOLLOWING POLICIES APPLY TO THE BOND FUND AND SHORT TERM YIELD FUND ONLY.



CREDIT FACILITIES
Demand notes are borrowing arrangements between a corporation and an institutional investor (such as the BOND FUND and SHORT TERM YIELD FUND) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the facility. The BOND FUND and SHORT TERM YIELD FUND may generally acquire a participation interest in a revolving credit facility from a bank or other financial institution. The terms of the participation may require the BOND FUND and SHORT TERM YIELD FUND to make a pro rata share of all loans extended to the borrower and entitles the BOND FUND and SHORT TERM YIELD FUND to a pro rata share of all payments made by the borrower. Demand notes and revolving facilities usually provide for floating or variable rates of interest.
CREDIT ENHANCEMENT
Certain of the BOND FUND'S and SHORT TERM YIELD FUND'S acceptable investments may be credit enhanced by a guaranty, letter of credit or insurance. The BOND FUND and SHORT TERM YIELD FUND typically evaluate the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "Credit Enhancer"), rather than the issuer. Generally, the BOND FUND and SHORT TERM YIELD FUND will not treat credit enhanced securities as having been issued by the Credit Enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the BOND FUND and SHORT TERM YIELD FUND to treat the securities as having been issued by both the issuer and the Credit



Enhancer. The bankruptcy, receivership or default of the Credit Enhancer will adversely affect the quality and marketability of the underlying security. DEMAND FEATURES
The BOND FUND and SHORT TERM YIELD FUND may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the BOND FUND and SHORT TERM YIELD FUND. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.
THE FOLLOWING POLICIES APPLY TO THE EQUITY FUND ONLY.
The EQUITY FUND's investments include, but are not limited to: common stocks of domestic and foreign issuers, preferred stocks, warrants, investments in American Depositary Receipts, stock index futures, corporate bonds, notes, convertible securities, zero coupon convertible securities, money market instruments and money market mutual funds.
CONVERTIBLE SECURITIES
The EQUITY FUND may invest in convertible securities.
The EQUITY FUND will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the EQUITY FUND'S adviser, the investment characteristics of the underlying common shares will assist the EQUITY FUND in achieving its investment objective. Otherwise the EQUITY FUND may hold or trade convertible securities.



In selecting convertible securities for the EQUITY FUND, the EQUITY FUND's adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the EQUITY FUND's adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
  ZERO COUPON CONVERTIBLE SECURITIES
     Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to put the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.
     Federal income tax law requires the holder of a zero coupon convertible security to recognize income with respect to the security prior to the receipt of cash payments. To maintain its qualification as a portfolio of a regulated investment company and avoid liability for federal income taxes, the EQUITY FUND will be required to distribute income accrued with respect to zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.
WARRANTS
The EQUITY FUND may purchase warrants, which are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance). Warrants may have a life ranging from less than a year to twenty years, or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
STOCK INDEX FUTURES CONTRACTS
As a means of reducing fluctuations in the net asset value of Shares of the EQUITY FUND, the EQUITY FUND may attempt to hedge all or a portion of its portfolio by buying and selling stock index futures contracts. The EQUITY FUND may also write covered call options on portfolio securities to attempt to increase its current income. The EQUITY FUND will maintain its positions in securities, option rights, and segregated cash subject to calls until the options are exercised, closed, or have expired.
Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
"MARGIN" IN FUTURES TRANSACTIONS
Unlike the purchase or sale of a security, the EQUITY FUND does not pay or receive money upon the purchase or sale of a futures contract. Rather, the EQUITY FUND is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the EQUITY FUND to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the EQUITY FUND upon termination of the futures contract, assuming all contractual obligations have been satisfied.
A futures contract held by the EQUITY FUND is valued daily at the official settlement price of the exchange on which it is traded. Each day the EQUITY FUND pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the EQUITY FUND but is instead settlement between the EQUITY FUND and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
INVESTMENT LIMITATIONS
THE FOLLOWING LIMITATIONS APPLY TO ALL FUNDS.
  SELLING SHORT AND BUYING ON MARGIN
     The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Funds will not issue senior securities except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of one-third of the value of its total assets; provided that, while borrowings exceed 5% of a Fund's total assets, any such borrowings will be repaid before additional investments are made. A Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.
  CONCENTRATION OF INVESTMENTS
     Each Fund will not purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry; provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and
     (c) utilities will be divided according to their services. The SHORT TERM YIELD FUND will consider its investment in instruments issued by foreign banks and instruments issued by domestic banks to be investments in separate industries for purposes of concentration.



  INVESTING IN COMMODITIES
     The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts, except that the EQUITY FUND may purchase and sell stock index futures contracts and write covered call options.
  INVESTING IN REAL ESTATE
     The Funds will not purchase or sell real estate, including limited partnership interests in real estate, although a Fund may invest in securities secured by real estate or interests in real estate.
  LENDING CASH OR SECURITIES
     Each Fund will not lend any of its assets except portfolio securities up to one-third the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objective, policies, and limitations, or the Declaration of Trust.
  UNDERWRITING
     The Funds will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of the value of its total assets, a Fund will not purchase the securities of any issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets at the time of purchase would be invested in the securities of that issuer. Also, a Fund will not purchase more than 10% of the outstanding voting securities of any one issuer.
The above investment limitations cannot be changed without approval of the holders of a majority of the particular Fund's shares. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.
  RESTRICTED SECURITIES
     The Funds will not invest more than 10% of the value of their total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees. To comply with certain state restrictions, the EQUITY FUND will limit its investment in restricted securities to 5% of its total assets. (If state restrictions change, this latter restriction may be revised without notice to shareholders.)
  INVESTING IN ILLIQUID SECURITIES
     The Funds will not invest more than 15% of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities which have not met the criteria for liquidity established by the Trustees and non-negotiable time deposits with maturities over seven days.
  PLEDGING ASSETS
     The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, a Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.



     For purposes of this limitation, the purchase of securities on a when-issued basis is not deemed to be a pledge.
  INVESTING IN MINERALS
     The Funds will not purchase interests in oil, gas, other mineral exploration or development programs, or leases, although a Fund may purchase the publicly traded securities of companies engaging in such activities.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Funds will limit their investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of their total assets in any one investment company, or invest more than 10% of their total assets in investment companies in general. A Fund will purchase securities of closed-end investment companies only in open-market transactions involving only customary brokerage commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. A Fund will invest in other investment companies primarily for the purpose of investing its short-term cash on a temporary basis. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF BAYFUNDS
     The Funds will not purchase or retain the securities of any issuer if the officers and Trustees of BayFunds or the Funds' adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  INVESTING IN NEW ISSUERS
     The Funds will not invest more than 5% of the value of their total asset in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. With respect to asset-backed securities, the BOND FUND and SHORT TERM YIELD FUND will treat the originator of the asset pool as the company issuing the securities for purposes of determining compliance with this limitation.
THE FOLLOWING LIMITATIONS APPLY TO THE EQUITY FUND ONLY.
  INVESTING TO EXERCISE CONTROL
     The EQUITY FUND will not purchase securities for the purpose of exercising control over the issuer of securities.
  INVESTING IN WARRANTS
     The EQUITY FUND will not invest more than 5% of its net assets in warrants. No more than 2% of the EQUITY FUND'S net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.
  WRITING COVERED CALL OPTIONS
     The EQUITY FUND will not write call options on securities unless the securities are held in the EQUITY FUND's portfolio or unless the EQUITY FUND is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Funds have no present intent to borrow money or invest in securities of other investment companies in excess of 5% of the value of their respective net assets during the coming fiscal year.
For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
BAYFUNDS MANAGEMENT

TRUSTEES AND OFFICERS
Trustees and Officers are listed with their addresses, principal occupations, and present positions, including any affiliation with BayBanks Investment Management, Inc., BayBank , N.A., BayBanks, Inc., Federated Investors, Federated Securities Corp., and Federated Administrative Services.
Officers and Trustees are listed with their addresses, principal occupations, and present positions.


Kenneth G. Condon
11 Dudley Road
Sudbury, MA
Birthdate: August 14, 1947

Trustee

Treasurer (since June 1992) and Vice President for Financial Affairs (1984 through present), Boston University; Member, BayBank Trust Advisory Board;



Member, Regional Strategic Planning Committee, BayBanks, Inc.; Director, Seragen, Inc.; Director, WABU-TV; Trustee and Chairman of the Finance/Audit Committee, Newbury College; formerly, Director and Member of Audit Committee, BayBank Harvard Trust Co.; Director and Treasurer of the Boston Chapter of the Financial Executives Institute.


Robert W. Eisenmenger
92 Woodland Street
Natick, MA
Birthdate:  June 30, 1926

Trustee

Consultant; formerly, First Vice President of the Federal Reserve Bank of Boston, and Executive Director for Priced Services for the Federal Reserve System; Trustee, Massachusetts Congregational Fund; Trustee and Consultant, Cape Cod Five Cents Savings Bank.


Sara L. Johnson
30 Eaton Court
Wellesley Hills, MA
Birthdate: November 16, 1951

Trustee

Chief Regional Economist (since 1995) and Principal (since 1992), Director of Regional Forecasting, Managing Economist for Regional Information Group's



Eastern Regions (1988-1991) and Senior Economist, U.S. Economic Service (1983-
1988), DRI/McGraw Hill.





Ernest R. May
John F. Kennedy School of Government
Cambridge, MA
Birthdate: November 19, 1928

Trustee

Charles Warren Professor of History, Harvard University; Chair, Board of Visitors, Joint Military Intelligence College; Chair, Board of Control, John Anson Kittredge Educational Fund; Director, Charles Warren Center for Studies in American History, Harvard University.


Alvin J. Silk
Graduate School of Business Administration
Harvard University
Soldiers Field Road
Boston, MA
Birthdate: December 31, 1935

Trustee




Co-Chairman, Marketing Area and Lincoln Filene Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988- present); formerly, Erwin H. Schell Professor of Management, Sloan School of Management, Massachusetts Institute of Technology; formerly, Director, BayBank Systems, Inc.; Trustee, Marketing Science Institute; Director, Reed and Barton, Inc.


Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate: May 2, 1929

President and Treasurer

Trustee, Federated Investors; President and/or Trustee of certain investment companies distributed by Federated Securities Corp.; staff member, Federated Securities Corp. and Federated Administrative Services.


C. Christine Thomson
Federated Investors Tower
Pittsburgh, PA
Birthdate: September 1, 1957

Vice President and Assistant Treasurer



Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of certain investment companies distributed by Federated Securities Corp.


Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA
Birthdate: November 17, 1961
Secretary

Corporate Counsel, Federated Investors; formerly, Attorney, Morrison & Foerster (law firm).


FUND OWNERSHIP
Officers and Trustees own less than 1% of each of the Fund's outstanding shares.
As of February 5, 1996, the following shareholder owned 5% or more of the INSTITUTIONAL SHARES of the Funds: Slatt & Co., Burlington, Massachusetts, owned approximately: 5,454,378 shares (91%) of BOND FUND; 4,348,975 shares (100%) of SHORT TERM YIELD FUND; and 6,491,804 shares (95%) of EQUITY FUND. TRUSTEES' COMPENSATION


                             AGGREGATE
NAME ,                     COMPENSATION
POSITION WITH                  FROM
TRUST                         TRUST*#




Kenneth G. Condon             $ 11,600
  Trustee
Robert W. Eisenmenger         $ 10,000
  Trustee
Sarah L. Johnson              $ 10,000
  Trustee
Ernest R. May                 $ 10,000
  Trustee
Alvin J. Silk                 $   8,750
  Trustee
*Information is furnished for the fiscal year ended December 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of 5 portfolios.
TRUSTEE LIABILITY
BayFunds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUNDS
The Funds' investment adviser is BayBanks Investment Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of BayBanks, Inc., a bank holding company organized under the laws of the Commonwealth of Massachusetts with a number of bank subsidiaries. Collectively, these bank subsidiaries are referred to in this Statement of Additional Information as "BayBanks."



The Adviser shall not be liable to BayFunds, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with BayFunds. Because of the internal controls maintained by BayBanks to restrict the flow of non-public information, Fund investments are typically made without any knowledge of BayBanks or its affiliates' lending relationships with an issuer.


ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended December 31, 1995, 1994 and for the period from January 29, 1993 (date of initial public investment) to December 31, 1993, the Adviser earned fees from BOND FUND in the amount of $360,071, $417,260, and $392,858, respectively, of which $0, $0 and $95,417, respectively, was voluntarily waived.
For the fiscal years ended December 31, 1995, 1994 and for the period from January 29, 1993 (date of initial public investment) to December 31, 1993, the Adviser earned fees from SHORT TERM YIELD FUND in the amount of $361,786, $681,886, and $643,201, respectively, of which $0, $0, and $111,229, respectively, was voluntarily waived.
For the fiscal years ended December 31, 1995, 1994 and for the period from January 29, 1993 (date of initial public investment) to December 31, 1993, the Adviser earned fees from EQUITY FUND in the amount of $783,869, $816,295, and $560,943, respectively, of which $0, $0, and $133,201, respectively, was voluntarily waived.



  STATE EXPENSE LIMITATION
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If a Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If a Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee. This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and select brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.
Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Although investment decisions for the Funds are made independently from those of other accounts managed by the Adviser, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.
On December 31, 1995, BOND FUND owned approximately $999,000 of the securities of Salomon, Inc., and the SHORT TERM YIELD FUND owned approximately $1,502,000 of the securities of Dean Witter Discover & Co., Inc. and $1,598,000 of the securities of Smith Barney, Inc.; all of whom are regular brokers of the Funds that derive more than 15% of gross revenues from securities-related activities.



For the fiscal years ended December 31, 1995, 1994 and for the period from January 29, 1993 (date of initial public investment) to December 31, 1993, the EQUITY FUND paid $57,386, $113,416, and $79,878, respectively, in brokerage commissions on brokerage transactions.
SHAREHOLDER SERVICING ARRANGEMENTS

Under a Shareholder Services Plan, the Funds may pay a fee to BayBank Systems, Inc., as shareholder servicing agent, for INVESTMENT SHARES for services provided which are necessary for the maintenance of shareholder accounts.
These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balance; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. For the fiscal year ended December 31, 1995, BOND FUND, SHORT TERM YIELD FUND, and EQUITY FUND paid BayBanks Systems, Inc. $15,149, $64,567, and $72,988, respectively, in shareholder services fees with respect to INVESTMENT SHARES under the Shareholder Services Plan.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services ("FAS"), a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for the fees set forth in the prospectus.
For the fiscal year ended December 31, 1995, 1994, and for the period from January 29, 1993 (date of initial public investment) to December 31, 1993, BOND FUND incurred costs for administrative fees of $60,548, $73,256, and $74,221, respectively, of which $0, $0, and $41,156, respectively, was voluntarily waived. For the fiscal year ended December 31, 1995, 1994, and for the period from January 29, 1993 (date of initial public investment) to December 31, 1993, FAS reimbursed BOND FUND $0, $0, and $13,169, respectively.
For the fiscal year ended December 31, 1995, 1994, and for the period from January 29, 1993 (date of initial public investment) to December 31, 1993, SHORT TERM YIELD FUND incurred costs for administrative fees of $73,121, $143,915, and $145,120, respectively, of which $0, $0, and $75,217, respectively, was voluntarily waived. For the fiscal year ended December 31, 1995, 1994, and for the period from January 29, 1993 (date of initial public investment) to December 31, 1993, FAS reimbursed SHORT TERM YIELD FUND $0, $0, and $20,605, respectively.
For the fiscal year ended December 31, 1995, 1994, and for the period from January 29, 1993 (date of initial public investment) to December 31, 1993, EQUITY FUND incurred costs for administrative fees of $112,952, $122,769, and $90,387, respectively, of which $0, $0, and $46,661, respectively, was voluntarily waived. For the fiscal year ended December 31, 1995, 1994, and for the period from January 29, 1993 (date of initial public investment) to December 31, 1993, FAS reimbursed EQUITY FUND $0, $0, and $13,014, respectively.
TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING SERVICES
DST Systems, Inc., Kansas City, Missouri, is transfer agent for the Shares of the Funds and dividend disbursing agent for the Funds. The Funds' Transfer Agent maintains a Share account for each shareholder of record. Share certificates are not issued.
FAS provides portfolio accounting services for the Funds. Prior to January 16, 1996, Federated Services Company, an affiliate of FAS and subsidiary of Federated Investors, provided the portfolio accounting services.



CUSTODIAN
The Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Funds.
INDEPENDENT AUDITORS
The independent auditors for the Funds are Ernst & Young LLP, Pittsburgh, Pennsylvania.
LEGAL COUNSEL
Legal counsel is provided by Ropes & Gray, Washington, D.C., Counsel to BayFunds, and Sullivan & Worcester, Washington, D.C., Counsel to the Independent Trustees.


PURCHASING SHARES

The procedures for purchasing Shares are explained in the prospectus. EXCHANGING SECURITIES FOR SHARES OF THE FUNDS
Each Fund may accept securities in exchange for Shares. A Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and its Adviser that the securities to be exchanged are acceptable.
Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $100,000.
Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share of the Fund will be issued for each equivalent amount of securities accepted.



Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.
DETERMINING NET ASSET VALUE

The net asset value generally changes each day. The days on which the net asset value is calculated by a Fund are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market value of a Fund's portfolio securities are determined as follows:
 o for equity securities, according to the last sale price on a national securities exchange, if available;
 o in the absence of recorded sales of equity securities, according to the mean between the last closing bid and asked prices, and for bonds and other fixed income securities as determined by an independent pricing service;
 o for unlisted equity securities, the latest mean prices;
 o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or, for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
 o for all other securities, at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.



EXCHANGE PRIVILEGES

REQUIREMENTS FOR EXCHANGE
Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other Participating Fund.
Please review the prospectus for further information on the exchange privileges.
MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
REDEEMING SHARES

Shares of the Funds are redeemed at the next computed net asset value after the Funds receive the redemption request from the Funds' transfer agent in proper form. Redemption procedures are explained in the prospectus.
REDEMPTION IN KIND
Although the Funds intend to redeem Shares in cash, they reserve the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, which obligates the Funds to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.



Redemption in kind is not as liquid as cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.
ADDITIONAL INFORMATION YOU SHOULD KNOW

MONTHLY STATEMENTS
Shareholders of the Funds who have eligible BayBanks deposit accounts will receive combined monthly statements containing all information relating to their deposit accounts and BayFunds transactions.
COMPANION ACCOUNT AVAILABILITY
Certain BayBanks deposit account customers may elect to open a companion BayFunds account to facilitate BayFunds transactions.
MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of BayFunds. To protect shareholders, BayFunds has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of BayFunds. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument BayFunds or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for BayFunds' obligations, BayFunds is required, by its Declaration of Trust, to use its property to protect or compensate the shareholder. On request, BayFunds will defend any claim made and pay any judgment against a shareholder for any act or obligation of BayFunds. Therefore, financial loss resulting from liability as a shareholder will occur only if BayFunds cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.



TAX STATUS

THE FUNDS' TAX STATUS
Each Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies in order not to be liable for any federal income taxes on income or gains distributed to the Funds' shareholders. To qualify for this treatment, each Fund must, among other requirements:
 o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
 o derive less than 30% of its gross income from the sale of securities held, or deemed held, less than three months;
 o diversify its holdings according to certain statutory requirements; and
 o distribute to its shareholders at least 90% of its net income earned during the year.
Each Fund will distribute substantially all of its net investment income and net realized gains at least annually.
The EQUITY FUND'S transactions in futures contracts and options, and certain other investments and hedging activities of the EQUITY FUND will be subject to special tax rules, the effect of which may be to alter the timing and character of certain income gains and losses realized by the EQUITY FUND. These rules could, therefore, affect the amount, timing and character of distributions paid to the EQUITY FUND'S shareholders.
TOTAL RETURN

For the fiscal year ended December 31, 1995, and the period from January 29, 1993 (date of initial public investment) to December 31, 1995, the average annual total return for the INVESTMENT SHARES of the BOND FUND, was 16.08% and 7.15%, respectively. For the fiscal year ended December 31, 1995 and the period from December 31, 1993 (date of initial public investment) to December 31, 1995, the average annual total return for the INSTITUTIONAL SHARES of the BOND FUND was 16.36% and 6.71%, respectively.
For the fiscal year ended December 31, 1995, and the period from January 29, 1993 (date of initial public investment) to December 31, 1995, the average annual total return for the INVESTMENT SHARES of the SHORT TERM YIELD FUND, was 7.37% and 2.60%, respectively. For the fiscal year ended December 31, 1995 and the period from December 31, 1993 (date of initial public investment) to December 31, 1995, the average annual total return for the INSTITUTIONAL SHARES of the SHORT TERM YIELD FUND was 7.64% and 2.08%, respectively.
For the fiscal year ended December 31, 1995, and the period from January 29, 1993 (date of initial public investment) to December 31, 1995, the average annual total return for the INVESTMENT SHARES of the EQUITY FUND, was 32.59% and 13.40%, respectively. For the fiscal year ended December 31, 1995 and the period from December 31, 1993 (date of initial public investment) to December 31, 1995, the average annual total return for the INSTITUTIONAL SHARES of the EQUITY FUND was 32.24% and 12.87%, respectively.
Average annual total return for both classes of Shares of each Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly (for the BOND FUND and SHORT TERM YIELD FUND) or quarterly (for the EQUITY FUND) reinvestment of all dividends and distributions.



YIELD

The yield for the thirty-day period ended December 31, 1995 for the BOND FUND, SHORT TERM YIELD FUND, and EQUITY FUND was 5.12%, 5.03%, and 0.38%, respectively, for INVESTMENT SHARES, and 5.37%, 5.28%, and 0.64%, respectively, for INSTITUTIONAL SHARES.
The yield for both classes of Shares of each Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by each Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The performance of both classes of Shares of each Fund depends upon such variables as:
 o portfolio quality;
 o average portfolio maturity (in the case of the BOND FUND and SHORT TERM YIELD FUND);
 o type of instruments in which the portfolio is invested;
 o changes in interest rates and market value of portfolio securities;
 o changes in a Fund's expenses or a class of shares' expenses; and



 o various other factors.
A Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return.
From time to time, the Funds may advertise the performance of both classes of Shares compared to similar funds or portfolios using certain indices, reporting services and financial publications. The Funds may also advertise the performance of Shares compared to certificates of deposit and savings accounts. Investors may use financial publications and/or indices to obtain a more complete view of the Funds' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include the following:
The BOND FUND may compare its performance to:
oLEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.
oLEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance; and U.S. dollar denominated obligations of foreign issuers. The average maturity of these bonds approximates ten years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.
oSALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.
The SHORT TERM YIELD FUND may compare its performance to:
oMERRILL LYNCH 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.
The EQUITY FUND may compare its performance to:
oSTANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (THE "STANDARD
 & POOR'S INDEX"), a composite index of common stocks in industry, transportation, and financial and public utility companies can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated, in Standard & Poor's figures.
oDOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA's index movements are leading economic indicators for the stock market as a whole.



oRUSSELL 2000 SMALL STOCK INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.
The BOND FUND, SHORT TERM YIELD FUND, and EQUITY FUND may also compare their performance to:
oLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. It also produces indices of larger mutual funds that are intended to track specific fund categories. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Funds will quote their Lipper ranking in the applicable category or against a specific Lipper index in advertising or sales literature.
oBANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.


Advertisements and other sales literature for both classes of shares of the Funds may quote total returns which are calculated on standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares of the BOND FUND and SHORT TERM



YIELD FUNDs based on monthly (quarterly for the EQUITY FUND) reinvestment of dividends over a specified period of time.
FINANCIAL STATEMENTS

The financial statements for the fiscal year ended December 31, 1995, are incorporated herein by reference to the Annual Report of the Funds dated December 31, 1995 (File No 811-6296). You may request a copy of the Annual Report free of charge by writing the Funds or by calling 1-800-BAY-FUND.


APPENDIX

STANDARD AND POOR'S RATINGS GROUP ("S&P") CORPORATE BOND RATINGS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.



Plus (+) or minus (-): S&P may apply a plus (+) or minus (-) sign to show relative standing within the major rating categories.
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND RATINGS
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated BAA are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
NR--Not rated by Moody's.



Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH INVESTORS SERVICE, INC. ("FITCH") LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR--NR indicates that Fitch does not rate the specific issue.
Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.



DUFF & PHELPS ("D&P") LONG-TERM DEBT RATINGS
AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for U.S. Treasury debt.
AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
A-- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
BBB-- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (-) sign designation.
A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.



P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
FITCH INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.
FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


DUFF & PHELPS SHORT-TERM DEBT RATINGS
D-1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below U.S. Treasury short-term obligations. D-1-- Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. D-1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2-- Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


Cusip 072782881



Cusip 072782402
Cusip 072782808
Cusip 072782501
Cusip 072782873
Cusip 072782303
2092913-B (2/96)


                 BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO
                 (INVESTMENT SHARES AND INSTITUTIONAL SHARES)
                        BAYFUNDS MONEY MARKET PORTFOLIO
                     (INVESTMENT SHARES AND TRUST SHARES)
                          (PORTFOLIOS OF BAYFUNDS(R))
                 COMBINED STATEMENT OF ADDITIONAL INFORMATION
   This combined Statement of Additional Information should be read with the prospectus for BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO ("U.S. TREASURY FUND") and BAYFUNDS MONEY MARKET PORTFOLIO ("MONEY MARKET FUND") (individually referred to as a "Fund" or collectively as the "Funds"), dated March 1, 1996. This Statement is not a prospectus itself. Customers of BayBanks and its affiliates may request a copy of a prospectus or a paper copy of this combined Statement of Additional Information, if it was received electronically, free of charge by calling toll free at 1-800-BAY-FUND (1-800-229-3863). Customers of BayBanks Trust Department may call (617) 273-1700 in Massachusetts or toll free 1-800-462-9999 ext. 4589. BayBanks Capital Markets customers should call 1-800-554-3311. Terms used herein are as defined by the BayFunds Money Market Portfolios prospectus unless otherwise noted.
   FEDERATED INVESTORS TOWER



   PITTSBURGH, PENNSYLVANIA 15222-3779

                          Statement dated March 1, 1996
FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS




GENERAL INFORMATION ABOUT THE FUNDS    1

INVESTMENT OBJECTIVE AND POLICIES OF THE
FUNDS                                  1

 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                         1
 REPURCHASE AGREEMENTS                 1
 REVERSE REPURCHASE AGREEMENTS         1
 LENDING OF PORTFOLIO SECURITIES       1
 RATINGS                               2
 TYPES OF INVESTMENTS                  2
 CREDIT ENHANCEMENT                    2
 RESTRICTED AND ILLIQUID SECURITIES    2
 INVESTMENT LIMITATIONS                3
 REGULATORY COMPLIANCE                 5
BAYFUNDS MANAGEMENT                    6

 TRUSTEES AND OFFICERS                 6
 FUND OWNERSHIP                        8
 TRUSTEE COMPENSATION                  8
 TRUSTEE LIABILITY                     8
INVESTMENT ADVISORY SERVICES           8

 ADVISERS TO THE FUNDS                 8
 ADVISORY FEES                         9
BROKERAGE TRANSACTIONS                 9

SHAREHOLDER SERVICING ARRANGEMENTS    10



OTHER SERVICES                        10

 FUND ADMINISTRATION                  10
 TRANSFER AGENT, DIVIDEND DISBURSING
  AGENT AND PORTFOLIO ACCOUNTING
  SERVICES                            10
 CUSTODIAN                            10
 INDEPENDENT AUDITORS                 10
 LEGAL COUNSEL                        10
PURCHASING SHARES                     11

 CONVERSION TO FEDERAL FUNDS          11
 EXCHANGING SECURITIES FOR FUND SHARES11
DETERMINING NET ASSET VALUE           11

 USE OF THE AMORTIZED COST METHOD     11
EXCHANGE PRIVILEGES                   12

 REQUIREMENTS FOR EXCHANGE            12
 MAKING AN EXCHANGE                   12
REDEEMING SHARES                      12

 REDEMPTION IN KIND                   12
ADDITIONAL INFORMATION YOU SHOULD KNOW12

 MONTHLY STATEMENTS                   12
 COMPANION ACCOUNT AVAILABILITY       12
MASSACHUSETTS LAW                     13

TAX STATUS                            13



 THE FUNDS' TAX STATUS                13
 SHAREHOLDERS' TAX STATUS             13
TOTAL RETRUN                          13

YIELD                                 14

EFFECTIVE YIELD                       14

PERFORMANCE COMPARISONS               14

FINANCIAL STATEMENTS                  15

APPENDIX                              16



GENERAL INFORMATION ABOUT THE FUNDS

The Funds are portfolios of BayFunds, which was established as a Massachusetts business trust under a Declaration of Trust dated April 1, 1991.
The portfolios of BayFunds are: BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO; BAYFUNDS MONEY MARKET PORTFOLIO; BAYFUNDS BOND PORTFOLIO; BAYFUNDS SHORT TERM YIELD PORTFOLIO; and BAYFUNDS EQUITY PORTFOLIO. This Statement of Additional Information relates only to the U.S. TREASURY FUND and MONEY MARKET FUND.
The U.S. TREASURY FUND and MONEY MARKET FUND are offered in two classes of shares. The U.S. TREASURY FUND is offered in INVESTMENT SHARES and INSTITUTIONAL SHARES. The MONEY MARKET FUND is offered in INVESTMENT SHARES and TRUST SHARES. Collectively the classes will be referred to as "Shares." INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS

The prospectus for the Funds discusses each Fund's investment objective and the policies each Fund employs to achieve that objective. The following discussion supplements the description of the Funds' investment policies in the Funds' prospectus. The Funds' investment objectives cannot be changed without approval of shareholders. Unless indicated otherwise, the investment policies described in the prospectus may be changed by the Board of Trustees ("Trustees") without the approval of each Fund's shareholders. Shareholders will be notified before any material changes in these policies become effective.
THE FOLLOWING POLICIES APPLY TO BOTH FUNDS.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Funds may engage in when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for the Funds. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Funds sufficient to make payment for the securities to be purchased are segregated on the Funds' records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.
REPURCHASE AGREEMENTS
The Funds, their custodian, or sub-custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Funds' advisers to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.



When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
LENDING OF PORTFOLIO SECURITIES
The collateral received when each Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
RATINGS
An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), D-1 or D-1+ by Duff & Phelps Rating Co. ("D&P"), or F-1+ or F-1 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Funds will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category. See "Regulatory Compliance."
THE FOLLOWING POLICIES APPLY TO THE U.S. TREASURY FUND ONLY.
TYPES OF INVESTMENTS
The U.S. TREASURY FUND invests primarily in short-term U.S. Treasury obligations with remaining maturities of 397 days or less and repurchase agreements collateralized by such obligations. These may include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, bonds, and STRIPs) and obligations issued or guaranteed as to principal and interest by the U.S. government. Examples of such obligations are:
 o Export-Import Bank;
 o General Services Administration;
 o Government National Mortgage Association; and
 o Small Business Administration.
THE FOLLOWING POLICIES APPLY TO THE MONEY MARKET FUND ONLY.
The MONEY MARKET FUND invests primarily in money market instruments with remaining maturities of 397 days or less and which include, but are not limited to, commercial paper, demand master notes, domestic and foreign bank instruments, U.S. government obligations, corporate debt obligations and repurchase agreements.
  BANK INSTRUMENTS
     The instruments of domestic banks and savings associations whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition, the Fund may invest in the following U.S. dollar-denominated instruments:
      o Eurodollar Certificates of Deposit which are issued by foreign branches of U.S. or foreign banks;
      o Eurodollar Time Deposits, which are deposits in foreign branches of U.S. or foreign banks;
      o Canadian Time Deposits, which are deposits issued by branches of major Canadian banks located in the United States; and



      o Yankee Certificates of Deposit, which are certificates of deposit issued by U.S. branches of foreign banks and held in the United
        States.
CREDIT ENHANCEMENT
The MONEY MARKET FUND typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the MONEY MARKET FUND will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances, applicable regulations may require the MONEY MARKET FUND to treat securities as having been issued by both the issuer and the credit enhancer.
RESTRICTED AND ILLIQUID SECURITIES
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933. Rule 144A is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The MONEY MARKET FUND believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:
 o the frequency of trades and quotes for the security;



 o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
 o dealer undertakings to make a market in the security; and
 o the nature of the security and the nature of the marketplace trades. INVESTMENT LIMITATIONS
THE FOLLOWING LIMITATIONS APPLY TO BOTH FUNDS.
  SELLING SHORT AND BUYING ON MARGIN
     The Funds will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. With respect to U.S. TREASURY FUND, the deposit or payment of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
  PLEDGING ASSETS
     The Funds will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, the Funds may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Funds at the time of the pledge.
  LENDING CASH OR SECURITIES
     The Funds will not lend any of their assets, except portfolio securities up to one-third of the value of their total assets. This shall not prevent the Funds from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Funds' investment objectives, policies, and limitations or the Declaration of Trust.



  INVESTING IN COMMODITIES AND REAL ESTATE
     The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts. The Funds will not purchase or sell real estate, including limited partnership interests in real estate, although they may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  UNDERWRITING
     The Funds will not underwrite any issue of securities, except as they may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with their investment objectives, policies and limitations.
  INVESTING IN RESTRICTED SECURITIES
     The Funds will not purchase restricted securities if immediately thereafter more than 5% (for the U.S. TREASURY FUND) or more than 10% (for the MONEY MARKET FUND) of the net assets of the Fund, as applicable, taken at market value, would be invested in such securities (except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.)
  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of the value of their total assets, the Funds will not purchase securities issued by any issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Funds will not purchase more than 10% of the outstanding voting securities of any one issuer.


THE FOLLOWING LIMITATIONS APPLY TO THE U.S. TREASURY FUND ONLY.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The U.S. TREASURY FUND will not issue senior securities except that the U.S. TREASURY FUND may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of one-third of the value of the U.S. TREASURY FUND'S total assets; provided that, while borrowings exceed 5% of the U.S. TREASURY FUND'S total assets, any such borrowings will be repaid before additional investments are made. The U.S. TREASURY FUND will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.
  CONCENTRATION OF INVESTMENTS
     The U.S. TREASURY FUND will not purchase securities which would cause 25% or more of the value of the U.S. TREASURY FUND'S total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry; provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.
THE FOLLOWING LIMITATIONS APPLY TO THE MONEY MARKET FUND ONLY.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The MONEY MARKET FUND will not issue senior securities except that the MONEY MARKET FUND may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets including the amounts borrowed. The MONEY MARKET FUND will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the MONEY MARKET FUND to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The MONEY MARKET FUND will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
  CONCENTRATION OF INVESTMENTS
     The MONEY MARKET FUND will not invest more than 25% of the value of its total assets in any one industry, except it may invest more than 25% of the value of its total assets in time and demand deposits, certificates of deposit, and other instruments of domestic banks, and U.S. branches of foreign banks, or U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements for U.S. government obligations.
The above investment limitations cannot be changed without shareholder approval. The Funds do not consider the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of the investment limitation set forth above. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
THE FOLLOWING LIMITATIONS APPLY TO BOTH FUNDS.
  INVESTING IN ILLIQUID SECURITIES
     The Funds will not invest more than 10% of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice, certain restricted securities determined by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.



  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Funds will limit their investment in other investment companies that are money market funds having investment objectives and policies similar to their own, to no more than 3% of the total outstanding voting stock of any such investment company, invest not more than 5% of their total assets in any one investment company, or invest no more than 10% of their total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. The Funds will invest in other investment companies primarily for the purpose of investing their short-term cash on a temporary basis. The advisers will waive their investment advisory fee on assets invested in securities of open-end investment companies.
  ARBITRAGE TRANSACTIONS
     The Funds will not enter into transactions for the purpose of engaging in arbitrage.
  DEALING IN PUTS AND CALLS
     The Funds will not invest in puts, calls, straddles, spreads or any combination of them.
THE FOLLOWING LIMITATIONS APPLY TO THE MONEY MARKET FUND ONLY.
  INVESTING IN NEW ISSUERS
     The MONEY MARKET FUND will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operations of any predecessor.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF BAYFUNDS
     The MONEY MARKET FUND will not purchase or retain the securities of any issuer if the officers and Trustees of BayFunds or the Funds' investment advisers owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  INVESTING IN MINERALS
     The MONEY MARKET FUND will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except it may purchase the securities of issuers which invest in or sponsor such programs.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Funds do not expect to borrow money or pledge securities in excess of 5% of the value of their net assets during the coming fiscal year.
For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
REGULATORY COMPLIANCE
The Funds may follow non-fundamental operating policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7 which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of each Fund's total assets in the securities of any one issuer, although each Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Funds will invest more than 5% of each Funds assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Funds will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.
BAYFUNDS MANAGEMENT

TRUSTEES AND OFFICERS
Trustees and Officers are listed with their addresses, principal occupations, and present positions, including any affiliation with BayBanks Investment Management, Inc., BayBank , N.A., BayBanks, Inc., Federated Investors, Federated Securities Corp., and Federated Administrative Services.
Officers and Trustees are listed with their addresses, principal occupations, and present positions.




Kenneth G. Condon
11 Dudley Road
Sudbury, MA



Birthdate: August 14, 1947

Trustee

Treasurer (since June 1992) and Vice President for Financial Affairs (1984 through present), Boston University; Member, BayBank Trust Advisory Board; Member, Regional Strategic Planning Committee, BayBanks, Inc.; Director, Seragen, Inc.; Director, WABU-TV; Trustee and Chairman of the Finance/Audit Committee, Newbury College; formerly, Director and Member of Audit Committee, BayBank Harvard Trust Co.; Director and Treasurer of the Boston Chapter of the Financial Executives Institute.


Robert W. Eisenmenger
92 Woodland Street
Natick, MA
Birthdate:  June 30, 1926

Trustee

Consultant; formerly, First Vice President of the Federal Reserve Bank of Boston, and Executive Director for Priced Services for the Federal Reserve System; Trustee, Massachusetts Congregational Fund; Trustee and Consultant, Cape Cod Five Cents Savings Bank.


Sara L. Johnson
30 Eaton Court
Wellesley Hills, MA



Birthdate: November 16, 1951

Trustee

Chief Regional Economist (since 1995) and Principal (since 1992), Director of Regional Forecasting, Managing Economist for Regional Information Group's Eastern Regions (1988-1991) and Senior Economist, U.S. Economic Service (1983-
1988), DRI/McGraw Hill.





Ernest R. May
John F. Kennedy School of Government
Cambridge, MA
Birthdate: November 19, 1928

Trustee

Charles Warren Professor of History, Harvard University; Chair, Board of Visitors, Joint Military Intelligence College; Chair, Board of Control, John Anson Kittredge Educational Fund; Director, Charles Warren Center for Studies in American History, Harvard University.


Alvin J. Silk
Graduate School of Business Administration



Harvard University
Soldiers Field Road
Boston, MA
Birthdate: December 31, 1935

Trustee

Co-Chairman, Marketing Area and Lincoln Filene Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988- present); formerly, Erwin H. Schell Professor of Management, Sloan School of Management, Massachusetts Institute of Technology; formerly, Director, BayBank Systems, Inc.; Trustee, Marketing Science Institute; Director, Reed and Barton, Inc.


Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate: May 2, 1929

President and Treasurer

Trustee, Federated Investors; President and/or Trustee of certain investment companies distributed by Federated Securities Corp.; staff member, Federated Securities Corp. and Federated Administrative Services.


C. Christine Thomson
Federated Investors Tower



Pittsburgh, PA
Birthdate: September 1, 1957

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of certain investment companies distributed by Federated Securities Corp.


Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA
Birthdate: November 17, 1961
Secretary

Corporate Counsel, Federated Investors; formerly, Attorney, Morrison & Foerster (law firm).


FUND OWNERSHIP
Officers and Trustees own less than 1% of each of the Funds' outstanding shares.
As of February 5, 1996, the following shareholder of record owned 5% or more of the outstanding INSTITUTIONAL SHARES of U.S. TREASURY FUND: Slatt & Co., Burlington, Massachusetts owned approximately 159,729,596 shares (18%); and Express & Co., Boston, Massachusetts owned approximately 719,660,923 shares (82%).



As of February 5, 1996, the following shareholder of record owned 5% or more of the outstanding TRUST SHARES of the MONEY MARKET FUND: Slatt & Co., Burlington, Massachusetts owned approximately 163,437,588 shares (95%).
TRUSTEES' COMPENSATION


                             AGGREGATE
NAME ,                     COMPENSATION
POSITION WITH                  FROM
TRUST                         TRUST*#


Kenneth G. Condon             $ 11,600
  Trustee
Robert W. Eisenmenger         $ 10,000
  Trustee
Sarah L. Johnson              $ 10,000
  Trustee
Ernest R. May                 $ 10,000
  Trustee
Alvin J. Silk                 $   8,750
  Trustee
*Information is furnished for the fiscal year ended December 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of 5 portfolios.
TRUSTEE LIABILITY
BayFunds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISERS TO THE FUNDS
The U.S. TREASURY FUND'S investment adviser is BayBank, N.A. Prior to October 31, 1995, BayBank Boston, N.A. served as the U.S. TREASURY FUND'S adviser. (For purposes of this Statement of Additional Information, BayBank Boston, N.A. and BayBank, N.A., may hereinafter collectively be referred to as "BBNA".)
The MONEY MARKET FUND's investment adviser is BayBanks Investment Management, Inc. ("BBIM").
BBNA and BBIM will collectively be referred to as the "Advisers." The Advisers are wholly-owned subsidiaries of BayBanks, Inc., a bank holding company organized under the laws of the Commonwealth of Massachusetts with a number of bank subsidiaries. Collectively, these bank subsidiaries are referred to in this Statement of Additional Information as "BayBanks." The Advisers shall not be liable to BayFunds, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon them by their contracts with BayFunds.
Because of the internal controls maintained by BayBanks to restrict the flow of non-public information, Fund investments are typically made without any knowledge of BayBanks or its affiliates' lending relationships with an issuer. ADVISORY FEES
For their advisory services, the Advisers receive an annual investment advisory fee as described in the prospectus.



For the fiscal year ended December 31, 1995, 1994, and for the period from January 29, 1993 (date of initial public investment) to December 31, 1993, BBNA earned fees from U.S. TREASURY FUND in the amount of $1,978,781, $1,428,354, and $851,157, respectively, none of which were voluntarily waived.
For the fiscal years ended December 31, 1995, 1994, and 1993, BBIM earned fees from MONEY MARKET FUND of $869,240, $818,942, and $893,521, respectively, of which $0, $86,926, and $192,825, respectively, was voluntarily waived.
  STATE EXPENSE LIMITATION
     The Advisers have undertaken to comply with the expense limitation established by certain states for investment companies whose shares are registered for sale in those states. If a Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, each of the Advisers has agreed to reimburse the Funds for its expenses over the limitation up to the amount of the advisory fee.
     If a Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by an Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contracts and may be amended or rescinded in the future.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisers look for prompt execution of the order at a favorable price. In working with dealers, the Advisers will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisers make decisions on portfolio transactions and select brokers and dealers subject to review by the Trustees. The Advisers may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisers and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.
Research services provided by brokers and dealers may be used by the Advisers in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisers or their affiliates might otherwise have paid, it would tend to reduce expenses. The Advisers exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
On December 31, 1995, MONEY MARKET FUND owned approximately $8,780,000 of the securities of Dean Witter Discover & Co.; $9,622,000 of the securities of Merrill Lynch & Co.; $3,241,000 of the securities of Smith Barney, Inc.; and $5,000,000 of the securities of Bear, Sterns & Co., Inc., all of whom are the Fund's regular brokers that derive more than 15% of gross revenues from securities-related activities.



Although investment decisions for the Funds are made independently from those of other accounts managed by the Advisers, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by the Advisers are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisers to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.
SHAREHOLDER SERVICING ARRANGEMENTS

Under a Shareholder Services Plan, the Fund may pay a fee to BayBank Systems, Inc., as shareholder servicing agent for INVESTMENT SHARES, for services provided which are necessary for the maintenance of shareholder accounts.
These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balance; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. For the period ended December 31, 1995, U.S. TREASURY FUND and MONEY MARKET FUND paid BayBanks Systems, Inc. $497,414 and $136, 565 respectively, in shareholder services fees with respect to INVESTMENT SHARES under the Shareholder Services Plan.



OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services ("FAS"), a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for fees as described in the prospectus.
For the fiscal year ended December 31, 1995, 1994, and for the period from January 29, 1993 (date of initial public investment) to December 31, 1993, the U.S. TREASURY FUND incurred costs for administrative fees of $997,552, $750,678, and $478,865, respectively, of which $0, $0, and $238,788, respectively, was voluntarily waived. For the fiscal years ended December 31, 1995, 1994, and for the period from January 29, 1993 (date of initial public investment) to December 31, 1993, FAS reimbursed $0, $0, and $59,801, respectively, to U.S. TREASURY FUND. For the fiscal years ended December 31, 1995, 1994, and 1993, the MONEY MARKET FUND incurred costs for administrative service fees of $219,346, $215,486, and $263,548, respectively, of which $0, $0, and $15,149, respectively, was voluntarily waived.
For the fiscal years ended December 31, 1995, 1994, and 1993, FAS reimbursed $0, $0, and $48,336, respectively, to MONEY MARKET FUND.
TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING SERVICES
DST Systems, Inc., Kansas City, Missouri, is transfer agent for the Shares of the Funds and dividend disbursing agent for the Funds. The Funds' Transfer Agent maintains a Share account for each shareholder of record of INVESTMENT SHARES of the Funds and of TRUST SHARES of the MONEY MARKET FUND. Share certificates are not issued.
FAS provides portfolio accounting services for the Funds. Prior to January 16, 1996, Federated Services Company, an affiliate of FAS and subsidiary of Federated Investors, provided the portfolio accounting services.



CUSTODIAN
The Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Funds.
INDEPENDENT AUDITORS
The independent auditors for the Funds are Ernst & Young LLP, Pittsburgh, Pennsylvania.
LEGAL COUNSEL
Legal counsel is provided by Ropes & Gray, Washington, D.C., Counsel to BayFunds, and Sullivan & Worcester, Washington, D.C., Counsel to the Independent Trustees.


PURCHASING SHARES

The procedures for purchasing Shares are explained in the prospectus. CONVERSION TO FEDERAL FUNDS
It is the Funds' policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in Federal funds or be converted into Federal funds. BayBanks acts as the shareholder's agent in depositing checks and converting them to Federal funds. EXCHANGING SECURITIES FOR FUND SHARES
Each Fund may accept securities in exchange for Shares. A Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and its Adviser that the securities to be exchanged are acceptable.
Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $100,000.



Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share of the Fund will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.
DETERMINING NET ASSET VALUE

The Funds attempt to stabilize the value of a Share at $1.00. The days on which net asset value is calculated by the Funds are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Funds' use of the amortized cost method of valuing portfolio instruments depends on their compliance with Rule 2a-7 (the "Rule") promulgated by the SEC under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Funds' investment objectives.
  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
  INVESTMENT RESTRICTIONS
     The Rule requires that the Funds limit their investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. In purchasing shares of other investment companies, the Trustees will review each company's stated investment policies for consistency with Rule 2a-7. The Rule also requires the Funds to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Funds.
     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Funds will invest their available cash to reduce the average maturity to 90 days or less as soon as possible.
     The Funds may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
     In periods of declining interest rates, the indicated daily yield on Shares of the Funds computed by dividing the annualized daily income on the Funds' portfolios by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
     In periods of rising interest rates, the indicated daily yield on Shares of the Funds computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
EXCHANGE PRIVILEGES

REQUIREMENTS FOR EXCHANGE
Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other Participating Fund.
Please review the prospectus for further information on the exchange privileges.
MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
REDEEMING SHARES

The Funds redeem Shares at the next computed net asset value after the Funds receive the redemption request from the Funds' transfer agent in proper form. Redemption procedures are explained in the prospectus.



REDEMPTION IN KIND
Although the Funds intend to redeem Shares in cash, they reserve the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
BayFunds has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, which obligates the Funds to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the net asset value of the respective class during any 90-day period.
Redemption in kind is not as liquid as cash redemption. If redemption is made kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.
ADDITIONAL INFORMATION YOU SHOULD KNOW

MONTHLY STATEMENTS
Shareholders of the Funds who have eligible BayBanks deposit accounts will receive combined monthly statements containing all information relating to their deposit account(s) and BayFunds transactions.
COMPANION ACCOUNT AVAILABILITY
Certain BayBanks deposit account customers may elect to open a companion BayFunds account to facilitate BayFunds transactions.
MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of BayFunds. To protect shareholders,



BayFunds has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of BayFunds. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument BayFunds or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for BayFunds' obligations, BayFunds is required, by its Declaration of Trust, to use its property to protect or compensate the shareholder. On request, BayFunds will defend any claim made and pay any judgment against a shareholder for any act or obligation of BayFunds. Therefore, financial loss resulting from liability as a shareholder will occur only if BayFunds cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.
TAX STATUS

THE FUNDS' TAX STATUS
The Funds intend to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies in order not to be liable for Federal income taxes on income and gains distributed to Fund shareholders. To qualify for this treatment, a Fund must, among other requirements:
 o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
 o derive less than 30% of its gross income from the sale of securities held, or deemed held, less than three months;
 o diversify its holdings according to certain statutory requirements; and
 o distribute to its shareholders at least 90% of its taxable and tax-exempt income earned during the year.
The Funds will distribute substantially all of their net investment income and net realized gains at least annually.



SHAREHOLDERS' TAX STATUS
Shareholders are subject to Federal income tax on dividends and any short-term capital gains received as cash or additional shares. No portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.
  CAPITAL GAINS
     Capital gains experienced by a Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
TOTAL RETURN

For the fiscal year ended December 31, 1995 and for the period from January 29, 1993 (date of initial public investment) to December 31, 1995, the average annual total return for INVESTMENT SHARES of U.S. TREASURY FUND was 5.40% and 3.90%, respectively. For the fiscal year ended December 31, 1995 and for the period from January 29, 1993 (date of initial public investment) to December 31, 1995, the average annual total return for INSTITUTIONAL SHARES of U.S. TREASURY FUND was 5.66% and 4.15%, respectively.
For the fiscal year ended December 31, 1995 and for the period from January 19, 1993 (date of initial public investment) to December 31, 1995, the average annual total return for INVESTMENT SHARES of MONEY MARKET FUND was 5.23% and 3.86%, respectively. For the fiscal year ended December 31, 1995 and for the period from April 19, 1991 (date of initial public investment) to December 31, 1995, the average annual total return for TRUST SHARES of MONEY MARKET FUND was 5.49% and 4.05%, respectively.



Average annual total return for both classes of Shares of each Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

The yields for the seven day period ended December 31, 1995 were 5.16% and 5.41% for INVESTMENT SHARES and INSTITUTIONAL SHARES of U.S. TREASURY FUND, respectively.
The yields for the seven day period ended December 31, 1995 were 4.98% and 5.23% for INVESTMENT SHARES and TRUST SHARES of MONEY MARKET FUND, respectively.
The Funds calculate their yield for both classes of Shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:
 o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;
 o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and



 o multiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.
EFFECTIVE YIELD

The effective yields for the seven day period ended December 31, 1995 were 5.29% and 5.56% for INVESTMENT SHARES and INSTITUTIONAL SHARES of U.S. TREASURY FUND, respectively.
The effective yields for the seven day period ended December 31, 1995 were 5.11% and 5.37% for INVESTMENT SHARES and TRUST SHARES of MONEY MARKET FUND, respectively.
The effective yield for both classes of Shares of each Fund is computed by compounding the unannualized base period return by:
 o adding 1 to the base period return;
 o raising the sum to the 365/7th power; and
 o subtracting 1 from the result.
PERFORMANCE COMPARISONS

The performance of both classes of Shares of each Fund depends upon such variables as:
 o portfolio quality;
 o average portfolio maturity;
 o type of instruments in which the portfolio is invested;
 o changes in interest rates on money market instruments;
 o changes in a Fund's or of either class of its Shares expenses; and
 o the relative amount of a Fund's cash flow.



From time to time the Funds may advertise their performance of both classes of Shares compared to similar funds or portfolios.
Investors may use financial publications and/or indices to obtain a more complete view of the Funds' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:
oLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. It also produces indices of larger mutual funds that are intended to track specific fund categories. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Funds will quote their Lipper ranking in the applicable category or against a specific Lipper index in advertising or sales literature.
oBANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used.
 Rates are subject to change at any time specified by the institution. oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.
Advertisements and other sales literature for both classes of shares of either Fund may refer to total return. Total return is the historic change in the value of an investment in either Funds' classes of shares based on the monthly reinvestment of dividends over a specified period of time.
FINANCIAL STATEMENTS

The financial statements for the fiscal year ended December 31, 1995, are incorporated herein by reference to the Annual Report of the Funds dated December 31, 1995 (File No. 811-6296). You may request a copy of the Annual Report free of charge by writing the Funds or by calling 1-800-BAY-FUND.


APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATING DEFINITIONS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATING DEFINITIONS
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
FITCH INVESTORS SERVICE, INC., BOND RATING DEFINITIONS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA."
DUFF & PHELPS ("D&P") LONG-TERM DEBT RATINGS
AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for U.S. Treasury debt.
AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.
A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.



MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATING DEFINITIONS P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
   --Leading market positions in well established industries.
   --High rates of return on funds employed.
   --Conservative capitalization structure with moderate reliance on debt and ample asset protection.
   --Broad margins in earning coverage of fixed financial charges and high internal cash generation.
   --Well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


FITCH INVESTORS SERVICE, INC., SHORT-TERM DEBT RATING DEFINITIONS
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.



F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 ratings.
DUFF & PHELPS SHORT-TERM DEBT RATINGS
D-1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below U.S. Treasury short-term obligations. D-1-- Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. D-1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2-- Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Cusip 072782204
Cusip 072782105
Cusip 072782709
Cusip 072782600